UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-03175

Exact name of registrant as specified in charter:	Jennison Sector Funds, Inc.

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	William V. Healey Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-802-2991

Date of fiscal year end:	11/30/2004

Date of reporting period:	5/31/2004

Item 1	–	Reports to Stockholders – [ INSERT REPORT ]

Jennison Utility Fund

MAY 31, 2004	SEMIANNUAL REPORT

FUND TYPE

Sector stock

OBJECTIVE

Total return through capital appreciation and current income

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

JennisonDryden is a registered trademark of The Prudential Insurance Company of America.

Dear Shareholder,

July 16, 2004

The U.S. stock market slowed in 2004 following a particularly strong performance in 2003. Although the recovery in corporate profitability that began in 2003 has continued, the stock market in 2004 has been dominated by a sense of uncertainty.

As always, we believe you are best served by a diversified asset allocation strategy developed in consultation with a financial professional who knows you and understands your reasons for investing, the time you have to reach your goals, and the amount of risk you are comfortable assuming. JennisonDryden’s sector funds can add a particular emphasis to your portfolio, such as increased exposure to economic sectors that are growing rapidly. Your financial professional can help you determine whether sector investing is right for you and choose the appropriate funds to implement your strategy.

Whether you are investing for your retirement, your children’s education, or some other purpose, JennisonDryden mutual funds offer the experience, resources, and professional discipline of three leading asset managers that can make a difference for you. JennisonDryden equity funds are advised by Jennison Associates LLC and/or Quantitative Management Associates LLC (QMA). Prudential Investment Management, Inc. (PIM) advises the JennisonDryden fixed income and money market funds. Jennison Associates, QMA, and PIM are Registered Investment Advisors and Prudential Financial companies.

Thank you for your confidence in JennisonDryden mutual funds.

Sincerely,

Judy A. Rice, President

Jennison Sector Funds, Inc./Jennison Utility Fund

Jennison Sector Funds, Inc./Jennison Utility Fund	1

Your Fund’s Performance

Fund objective

The investment objective of the Jennison Utility Fund (the Fund) is total return through capital appreciation and current income. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852.

Cumulative Total Returns[1] as of 5/31/04
	Six Months	One Year	Five Years	Ten Years	Since Inception[2]
Class A	12.46%	19.91%	13.74%	148.17%	259.83%
Class B	12.05	19.09	9.59	130.55	1,535.79
Class C	12.05	19.09	9.59	N/A	122.96
Class Z	12.58	20.17	15.05	N/A	103.33
S&P 500 Index[3]	6.79	18.32	–7.38	192.51	***
S&P Utility TR Index[4]	9.08	11.04	–14.13	85.78	****
Lipper Utility Funds Avg.[5]	8.05	12.15	–7.17	111.78	*****

Average Annual Total Returns[1] as of 6/30/04
		One Year	Five Years	Ten Years	Since Inception[2]
Class A		16.05%	2.10%	9.54%	9.10%
Class B		16.90	2.36	9.35	13.15
Class C		20.90	2.50	N/A	8.78
Class Z		23.08	3.51	N/A	9.33
S&P 500 Index[3]		19.10	–2.20	11.82	***
S&P Utility TR Index[4]		11.49	–2.01	6.87	****
Lipper Utility Funds Avg.[5]		13.35	–1.63	8.17	*****

1Source: Prudential Investments LLC and Lipper Inc. The cumulative total returns do not take into account applicable sales charges. The average annual total returns do take into account applicable sales charges. Without the distribution and service (12b-1) fee waiver of 0.05% for Class A shares, the returns would have been lower. Through March 14, 2004, the Fund charged a maximum front-end sales charge of 5% for Class A shares and a 12b-1 fee of up to 0.30% annually. Effective March 15, 2004, Class A shares are subject to a maximum front-end sales charge of 5.50% and a 12b-1 fee of up to 0.30% annually. Investors who purchase Class A shares in an amount of $1 million or more do not pay a front-end sales charge, but are subject to a contingent deferred sales charge (CDSC) of 1% for shares sold within 12 months of purchase. Class B shares are subject to a declining CDSC for the first six years after purchase and a 12b-1 fee of 1% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Through February 1, 2004, Class C shares were subject to a front-end sales charge of 1%, a CDSC of 1% for shares

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redeemed within 18 months of purchase, and a 12b-1 fee of 1% annually. Class C shares purchased on or after February 2, 2004 are not subject to a front-end sales charge, the CDSC of 1% for Class C shares purchased on or after that date will apply for redemptions within 12 months from the date of purchase, and the annual 12b-1 fee will remain 1%. Class Z shares are not subject to a sales charge or 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

2Inception dates: Class A, 1/22/90; Class B, 8/10/81; Class C, 8/1/94; and Class Z, 3/1/96.

3The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. companies. It gives a broad look at how stock prices have performed in the United States.

4The Standard & Poor’s 500 Utility Total Return Index (S&P Utility TR Index) is an unmanaged market capitalization-weighted index of natural gas and electric companies.

5The Lipper Utility Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Utility Funds category for the periods noted. Funds in the Lipper Average invest primarily in utility shares. Investors cannot invest directly in an index. The returns for the S&P 500 Index and the S&P Utility TR Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

***S&P 500 Index Closest Month-End to Inception cumulative total returns as of 5/31/04 are 364.67% for Class A, 1,559.37% for Class B, 190.32% for Class C, and 99.22% for Class Z. S&P 500 Index Closest Month-End to Inception average annual total returns as of 6/30/04 are 11.39% for Class A, 13.14% for Class B, 11.56% for Class C, and 8.87% for Class Z.

****S&P Utility TR Index Closest Month-End to Inception cumulative total returns as of 5/31/04 are 149.24% for Class A, 157.18% for Class B (since 9/30/89, the closest month-end after the S&P Utility TR Index inception), 82.00% for Class C, and 37.37% for Class Z. S&P Utility TR Index Closest Month-End to Inception average annual total returns as of 6/30/04 are 6.65% for Class A, 6.72% for Class B (since 9/30/89, the closest month-end after the S&P Utility TR Index inception), 6.39% for Class C, and 4.07% for Class Z.

*****Lipper Average Closest Month-End to Inception cumulative total returns as of 5/31/04 are 202.35% for Class A, 1,050.40% for Class B, 109.52% for Class C, and 65.02% for Class Z. Lipper Average Closest Month-End to Inception average annual total returns as of 6/30/04 are 8.09% for Class A, 11.32% for Class B, 7.88% for Class C, and 6.37% for Class Z.

Five Largest Holdings expressed as a percentage of net assets as of 5/31/04
Sempra Energy, Multi-Utilities	3.3%
Equitable Resources, Inc., Gas Utilities	3.1
SBC Communications, Inc., Diversified Telecommunication Services	3.0
TXU Corp., Electric Utilities	2.8
Questar Corp., Gas Utilities	2.7

Holdings are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 5/31/04
Electric Utilities	31.2%
Multi-Utilities	16.5
Diversified Telecommunication Services	15.4
Gas Utilities	12.3
Oil & Gas	11.0
Industry	weightings are subject to change.

Jennison Sector Funds, Inc./Jennison Utility Fund	3

This Page Intentionally Left Blank

Portfolio of Investments

as of May 31, 2004 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 99.5%
COMMON STOCKS

Diversified Telecommunication Services 15.4%
518,300	ALLTEL Corp.(b)	$26,241,529
2,147,800	AT&T Corp.(b)	35,610,524
876,300	CenturyTel, Inc.(b)	26,192,607
2,838,900	Chunghwa Telecom Co. Ltd., ADR (Taiwan)(b)	45,848,235
2,638,600	Deutsche Telekom AG (Germany)(a)	44,272,028
1,259,000	France Telecom SA (France)(a)	30,271,963
9,488,300	Qwest Communications International, Inc.(a)(b)	35,581,125
3,316,150	SBC Communications, Inc.(b)	78,592,755
9,159,586	Telecom Italia SpA (Italy)	28,074,931
1,544,038	Verizon Communications, Inc.	53,392,834

		404,078,531

Electric Utilities 31.2%
440,600	American Electric Power Co., Inc.(b)	13,997,862
12,435,500	British Energy PLC (United Kingdom)(a)	2,642,504
815,385	Cinergy Corp.(b)	30,585,091
1,381,100	Cleco Corp.	23,962,085
2,435,700	DPL, Inc.(b)	48,105,075
650,400	DTE Energy Co.(b)	26,152,584
384,000	E. ON AG (Germany)(a)	26,611,308
2,296,700	Edison International(b)	55,442,338
544,700	Endesa SA (Spain)	10,050,576
1,872,900	Endesa SA, ADR (Spain)	34,629,921
1,034,700	Entergy Corp.	56,504,967
1,491,400	Exelon Corp.	49,663,620
1,767,879	FirstEnergy Corp.	68,947,281
411,700	FPL Group, Inc.	26,245,875
2,102,000	PG&E Corp.(a)(b)	59,907,000
1,485,500	Pinnacle West Capital Corp.	59,850,795
1,091,800	PNM Resources, Inc.	32,808,590
1,239,500	PPL Corp.	53,484,425
722,120	Public Power Corp. (Greece)	17,953,796
4,010,600	Scottish Power PLC (United Kingdom)	29,155,566
1,938,200	TXU Corp.	72,430,534
611,500	Wisconsin Energy Corp.	19,451,815

		818,583,608

Energy Equipment & Services 3.6%
553,300	BJ Services Co.(a)	23,177,737
1,874,985	OPTI Canada, Inc. (Canada)(a)(d)	26,518,548

See Notes to Financial Statements

Jennison Sector Funds, Inc./Jennison Utility Fund	5

Portfolio of Investments

as of May 31, 2004 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

509,600	Smith International, Inc.(a)(b)	$25,444,328
482,700	Weatherford International Ltd.(a)(b)	20,036,877

		95,177,490

Gas Utilities 12.3%
1,026,600	AGL Resources, Inc.	28,950,120
1,671,800	Equitable Resources, Inc.	80,915,120
984,275	Kinder Morgan, Inc.	59,056,500
1,385,236	NiSource, Inc.	28,064,881
2,278,600	ONEOK, Inc.(b)	48,693,682
1,902,700	Questar Corp.	69,733,955
288,600	WGL Holdings, Inc.	7,939,386

		323,353,644

Metals & Mining 4.1%
1,108,500	Arch Coal, Inc.(b)	36,026,250
1,580,000	CONSOL Energy, Inc.(d)	48,743,000
467,000	Peabody Energy Corp.(b)	23,228,580

		107,997,830

Multi-Utilities 16.5%
7,565,900	Aquila, Inc.(a)	30,339,259
1,377,300	Constellation Energy Group, Inc.	52,667,952
870,500	Dominion Resources, Inc.	54,815,385
3,456,700	Dynegy, Inc. Class A(a)(b)	15,174,913
1,942,900	Energy East Corp.	45,658,150
892,900	Public Service Enterprise Group, Inc.(b)	37,644,664
4,009,800	Reliant Energy, Inc.(a)(b)	39,737,118
649,900	RWE AG (Germany)	28,332,434
2,599,400	Sempra Energy(b)	86,741,978
353,500	SCANA Corp.(b)	12,577,530
1,234,200	Vectren Corp.	29,620,800

		433,310,183

Oil & Gas 11.0%
385,900	Eni SpA, ADR (Italy)(b)	39,180,427
583,100	Kerr-McGee Corp.	28,717,675
689,500	Nexen, Inc. (Canada)	24,304,875
1,366,700	Pioneer Natural Resources Co.(b)	42,299,365
2,075,600	Suncor Energy, Inc. (Canada)	48,825,121
1,875,714	Trident Resources Corp(a)(d)	19,243,731
724,100	Western Gas Resources, Inc.	40,042,730

See Notes to Financial Statements

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Shares	Description	Value (Note 1)
3,902,000	Williams Cos., Inc.(b)	$46,472,820

		289,086,744

Wireless Telecommunication Services 5.4%
1,066,400	America Movil SA de CV, ADR (Mexico), Ser. L	37,377,320
1,526,796	Millicom International Cellular SA (Luxemburg)(a)(b)	35,177,380
1,972,200	Vodafone Group PLC, ADR (United Kingdom)	46,859,472
776,300	Western Wireless Corp., Class A(a)(b)	21,255,094

		140,669,266

	Total long-term investments (cost $1,854,580,912)	2,612,257,296

SHORT-TERM INVESTMENTS 16.9%

Mutual Fund 16.9%
443,970,617	Dryden Core Investment Fund-Taxable Money Market Series(c) (Note 3)	443,970,617

Principal Amount (000)

Repurchase Agreement
$35	State Street Bank & Trust Co. Repurchase Agreement, 0.05%, dated 5/28/04, due 6/1/04 in the amount of $35,000 (collateralized by $35,000 United States Treasury Bond, 6.125%, 8/15/29; value of collateral including accrued interest was $39,636)	35,000

	Total short-term investments (cost $444,005,617)	444,005,617

	Total Investments 116.4% (cost $2,298,586,529; Note 5)	3,056,262,913
	Liabilities in excess of other assets (16.4%)	(431,565,605)

	Net Assets 100%	$2,624,697,308

(a)	Non-income producing security.
(b)	Securities, or portion thereof, on loan, see Note 4.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan, see Note 4.
(d)	Fair-valued security, see Note 1.

ADR—American Depository Receipt.

See Notes to Financial Statements

Jennison Sector Funds, Inc./Jennison Utility Fund	7

Statement of Assets and Liabilities

as of May 31, 2004 (Unaudited)

Assets
Investments, at value including securities on loan of $428,799,241 (cost $2,298,586,529)	$3,056,262,913
Foreign currency, at value (cost $1,833,904)	1,851,695
Receivable for investments sold	10,327,291
Dividends and interest receivable	5,051,756
Receivable for Fund shares sold	716,555
Foreign tax reclaim receivable	687,455
Prepaid expenses	62,515

Total assets	3,074,960,180

Liabilities
Payable to broker for collateral for securities on loan (Note 4)	443,970,617
Payable for Fund shares reacquired	3,898,473
Management fee payable	968,884
Distribution fee payable	743,883
Accrued expenses	565,934
Payable to custodian	92,838
Deferred directors’ fees	22,243

Total liabilities	450,262,872

Net Assets	$2,624,697,308

Net assets were comprised of:
Common stock, at par	$2,756,509
Paid-in capital in excess of par	2,208,360,235

2,211,116,744
Undistributed net investment income	10,344,305
Accumulated net realized loss on investments and foreign currency transactions	(354,463,860)
Net unrealized appreciation on investments and foreign currencies	757,700,119

Net assets, May 31, 2004	$2,624,697,308

See Notes to Financial Statements

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Class A
Net asset value and redemption price per share
($2,279,158,032 ÷ 239,317,147 shares of common stock issued and outstanding)	$9.52
Maximum sales charge (5.50% of offering price)	0.55

Maximum offering price to public	$10.07

Class B
Net asset value, offering price and redemption price per share
($288,281,516 ÷ 30,319,166 shares of common stock issued and outstanding)	$9.51

Class C
Net asset value, offering price and redemption price per share
($32,040,725 ÷ 3,369,822 shares of common stock issued and outstanding)	$9.51

Class Z
Net asset value, offering price and redemption price per share
($25,217,035 ÷ 2,644,779 shares of common stock issued and outstanding)	$9.53

See Notes to Financial Statements

Jennison Sector Funds, Inc./Jennison Utility Fund	9

Statement of Operations

Six Months Ended May 31, 2004 (Unaudited)

Net Investment Income

Income
Dividends (net of foreign withholding taxes of $624,621)	$33,899,039
Income from securities loaned, net	519,697
Interest	463

Total income	34,419,199

Expenses
Management fee	5,810,251
Distribution fee—Class A	2,855,187
Distribution fee—Class B	1,471,570
Distribution fee—Class C	168,562
Transfer agent's fees and expenses	1,597,000
Custodian's fees and expenses	242,000
Reports to shareholders	160,000
Registration fees	33,000
Insurance	21,000
Legal fees and expenses	21,000
Directors’ fees	17,000
Audit fee	8,000
Miscellaneous	16,504

Total expenses	12,421,074

Net investment income	21,998,125

Realized And Unrealized Gain (Loss) On Investments And Foreign Currencies
Net realized gain on:
Investment transactions	119,692,224
Foreign currency transactions	116,371

119,808,595

Net change in unrealized appreciation (depreciation) on:
Investments	164,434,837
Foreign currencies	(179,531)

164,255,306

Net gain on investments	284,063,901

Net Increase In Net Assets Resulting From Operations	$306,062,026

See Notes to Financial Statements

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended May 31, 2004	Year Ended November 30, 2003
Increase (Decrease) In Net Assets
Operations
Net investment income	$21,998,125	$50,986,976
Net realized gain (loss) on investment and foreign currency transactions	119,808,595	(5,250,556)
Net change in unrealized appreciation on investments and foreign currencies	164,255,306	467,082,805

Net increase in net assets resulting from operations	306,062,026	512,819,225

Dividends from net investment income (Note 1)
Class A	(22,283,487)	(43,301,770)
Class B	(1,806,548)	(4,174,069)
Class C	(208,559)	(472,858)
Class Z	(392,240)	(979,250)

	(24,690,834)	(48,927,947)

Fund share transactions (net of share conversions) (Note 6)
Proceeds from shares sold	47,755,595	82,464,771
Net asset value of shares issued in reinvestment of dividends	22,330,607	44,326,525
Cost of shares reacquired	(238,271,025)	(370,817,420)

Net decrease in net assets from Fund share transactions	(168,184,823)	(244,026,124)

Total increase	113,186,369	219,865,154

Net Assets
Beginning of period	2,511,510,939	2,291,645,785

End of period (a)	$2,624,697,308	$2,511,510,939

(a) Includes undistributed net investment income of:	$10,344,305	$13,037,014

See Notes to Financial Statements

Jennison Sector Funds, Inc./Jennison Utility Fund	11

Notes to Financial Statements

(Unaudited)

Jennison Sector Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940 as an open-end, management investment company. The Company presently consists of four portfolios: Jennison Financial Services Fund, Jennison Technology Fund, Jennison Health Sciences Fund, and Jennison Utility Fund (the “Fund”). These financial statements relate to Jennison Utility Fund. The financial statements of the other portfolios are not presented herein. Subsequent to December 31, 1998, the Company changed its fiscal year-end to November 30.

The Fund is non-diversified and its investment objective is to seek total return through a combination of income and capital appreciation. The Fund seeks to achieve its objective by investing primarily in equity and debt securities of utility companies. Utility companies include electric, gas, gas pipeline, telephone, telecommunications, water, cable, airport, seaport and toll road companies. The ability of issuers of certain debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or region. Under normal circumstance, the Fund intends to invest at least 80% of its investable assets in such securities.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Company and the Fund in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked price or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the official closing price as provided by Nasdaq. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI or Manager”), in consultation with the subadviser; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Securities for which market

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quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. Fair valued securities are noted in the Portfolio of Investments.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in sixty days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and the cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i)	market value of investment securities, other assets and liabilities—at the current rate of exchange;

(ii)	purchases and sales of investment securities, income and expenses—at the rate of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from

Jennison Sector Funds, Inc./Jennison Utility Fund	13

Notes to Financial Statements

(Unaudited) Cont’d

the fluctuations arising from changes in the market prices of long-term portfolio securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period. Accordingly, these realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, currency gains or losses realized between the trade and settlement dates of security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains and losses from security and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis. The Company’s expenses are allocated to the respective portfolios on the basis of relative net assets except for expenses that are charged directly at the portfolio or class level.

Net investment income or loss, (other than distribution fees, which are charged directly to the respective class) unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

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Dividends and Distributions: The Fund expects to pay dividends of net investment income quarterly and distributions of net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, each portfolio in the Company is treated as a separate tax paying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned

Securities Lending: The Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Estimates: The preparation of these financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Jennison Sector Funds, Inc./Jennison Utility Fund	15

Notes to Financial Statements

(Unaudited) Cont’d

Note 2. Agreements

The Company has a management agreement for the Fund with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. PI pays for the services of Jennison, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .60 of 1% of the Fund’s average daily net assets up to $250 million, .50 of 1% of the next $500 million, .45 of 1% of the next $750 million, .40 of 1% of the next $500 million, .35 of 1% of the next $2 billion, .325 of 1% of the next $2 billion and .30 of 1% of the average daily net assets of the Fund in excess of $6 billion.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares pursuant to plans of distribution (the “Class A, B and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. PIMS has contractually agreed to limit such expenses to .25 of 1% of the average daily net assets of the Class A shares for the six months ended May 31, 2004.

PIMS has advised the Fund that it received approximately $235,300 and $4,700 in front-end sales charges resulting from sales of Class A and Class C shares, respectively, during the six months ended May 31, 2004. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

16	Visit our website at www.jennisondryden.com

PIMS has advised the Fund that it received approximately $246,200 and $5,600 in contingent deferred sales charges imposed upon redemptions by certain Class B and Class C shareholders, respectively during the six months ended May 31, 2004.

PI, PIMS, and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with a group of banks. For the period December 1, 2003 through April 30, 2004, the SCA provided for a commitment of $800 million and allowed the Funds to increase the commitment to $1 billion, if necessary. Interest on any borrowings will be incurred at market rates. The Funds pay a commitment fee of .08 of 1% of the unused portion of the SCA. The commitment fee is accrued daily and paid quarterly and is allocated to the Funds pro rata, based on net assets. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The expiration date of the SCA was April 30, 2004. Effective May 1, 2004, the commitment will be reduced to $500 million. All other terms and conditions will remain the same. The expiration of the renewed SCA is October 29, 2004. The fund did not borrow any amounts pursuant to the SCA during the six months ended May 31, 2004.

Note 3. Other Transactions With Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Company’s transfer agent. During the six months ended May 31, 2004, the Fund incurred fees of approximately $1,175,000 for the services of PMFS. As of May 31, 2004, approximately $190,100 of such fees were due to PMFS. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. The Fund incurred approximately $83,500 in total networking fees, of which the amount relating to the services of Wachovia Securities, LLC (“Wachovia”) an affiliate of PI, was approximately $72,900 for the six months ended May 31, 2004. As of May 31, 2004, approximately $14,200 of such fees were due to Wachovia. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

Jennison Sector Funds, Inc./Jennison Utility Fund	17

Notes to Financial Statements

(Unaudited) Cont’d

For the six months ended May 31, 2004, Wachovia earned $7,495 in brokerage commissions from portfolio transactions executed on behalf of the Fund.

Prudential Investment Management, Inc., (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the fund’s securities lending agent. For the six months ended May 31, 2004, PIM has been compensated approximately $173,300 for these services.

The Fund invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI. During the six months ended May 31, 2004, the Fund earned income from the Series by investing its excess cash and collateral received from securities lending of approximately $126,500 and $519,700, respectively.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments, for the six months ended May 31, 2004, were $440,633,039 and $528,535,869, respectively.

As of May 31, 2004, the Fund had securities on loan with an aggregate market value of $428,799,241. The Fund received $443,970,617 in cash as collateral for securities on loan which was used to purchase highly liquid short-term investments in accordance with the Fund’s securities lending procedures.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of May 31, 2004 were as follows:

Tax Basis Of Investments	Appreciation	Depreciation	Net Unrealized Appreciation of Investments
$2,320,491,817	$812,756,854	$76,985,758	$735,771,096

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The difference between book basis and tax basis is primarily attributable to wash sales. The adjusted net unrealized appreciation on tax basis was $735,794,831, which included other tax basis adjustments of $23,735 that were primarily attributable to appreciation of foreign currency and to the mark to market of receivables and payables.

For federal income tax purposes, the Fund had a capital loss carryforward as of November 30, 2003 of approximately $454,099,000, of which $423,869,100 expires in 2010 and $8,235,800 expires in 2011. The remaining amount was the result of the Fund acquiring a capital loss carryforward and built in realized losses from the merger with Prudential Global Utility Fund in the amount of $7,066,910 (expiring 2008) and $14,927,200 (expiring 2009), respectively, which will be limited by Section 382 of the Internal Revenue Code of 1986, as amended. The annual limitation to be applied to all Section 382 losses will be $6,022,494. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such allowable amounts. The Fund elected to treat net post-October foreign currency losses of approximately $16,200 incurred in the one month period ended November 30, 2003 as having occurred in the current fiscal year.

Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Through March 14, 2004, Class A shares were sold with a front-end sales charge of up to 5%. Class A shares purchased on or after March 15, 2004 will be subject to a maximum front-end sales charge of 5.50%. Effective on March 15, 2004, all investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential Financial, Inc. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Through February 1, 2004, Class C shares were sold with a front-end sales charge of 1% and a CDSC of 1% during the first 18 months. Class C shares purchased on or after February 2, 2004 are not subject to a front-end sales charge and the CDSC for Class C shares will be effective for 12 months from the date of purchase. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Jennison Sector Funds, Inc./Jennison Utility Fund	19

Notes to Financial Statements

(Unaudited) Cont’d

There are 800 million shares of $.01 par value per share common stock authorized which consists of 400 million shares of Class A common stock, 300 million shares of Class B common stock, 50 million shares of Class C common stock and 50 million shares of Class Z common stock.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended May 31, 2004:
Shares sold	2,605,428	$24,209,665
Shares issued in reinvestment of dividends	2,230,574	20,100,824
Shares reaquired	(19,195,990)	(177,840,966)

Net increase (decrease) in shares outstanding before conversion	(14,359,988)	(133,530,477)
Shares issued upon conversion from Class B	2,191,963	20,109,686

Net increase (decrease) in shares outstanding	(12,168,025)	$(113,420,791)

Year ended November 30, 2003:
Shares sold	5,128,126	$38,810,704
Shares issued in reinvestment of dividends	5,284,409	39,081,586
Shares reaquired	(38,185,432)	(286,439,273)

Net increase (decrease) in shares outstanding before conversion	(27,772,897)	(208,546,983)
Shares issued upon conversion from Class B	5,256,289	39,291,359

Net increase (decrease) in shares outstanding	(22,516,608)	$(169,255,624)

Class B
Six months ended May 31, 2004:
Shares sold	1,505,848	$13,961,038
Shares issued in reinvestment of dividends	186,748	1,674,232
Shares reacquired	(2,698,692)	(24,985,559)

Net increase (decrease) in shares outstanding before conversion	(1,006,096)	(9,350,289)
Shares reacquired upon conversion into Class A	(2,194,883)	(20,109,686)

Net increase (decrease) in shares outstanding	(3,200,979)	$(29,459,975)

Year ended November 30, 2003:
Shares sold	3,138,231	$23,731,340
Shares issued in reinvestment of dividends	527,659	3,880,472
Shares reacquired	(6,794,613)	(50,373,804)

Net increase (decrease) in shares outstanding before conversion	(3,128,723)	(22,761,992)
Shares reacquired upon conversion into Class A	(5,263,005)	(39,291,359)

Net increase (decrease) in shares outstanding	(8,391,728)	$(62,053,351)

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Class C	Shares	Amount
Six months ended May 31, 2004:
Shares sold	235,472	$2,190,504
Shares issued in reinvestment of dividends	20,906	187,545
Shares reacquired	(733,076)	(6,783,073)

Net increase (decrease) in shares outstanding	(476,698)	$(4,405,024)

Year ended November 30, 2003:
Shares sold	604,837	$4,625,910
Shares issued in reinvestment of dividends	58,494	431,360
Shares reacquired	(1,331,366)	(10,036,604)

Net increase (decrease) in shares outstanding	(668,035)	$(4,979,334)

Class Z
Six months ended May 31, 2004:
Shares sold	796,304	$7,394,388
Shares issued in reinvestment of dividends	41,301	368,006
Shares reacquired	(3,104,196)	(28,661,427)

Net increase (decrease) in shares outstanding	(2,266,591)	$(20,899,033)

Year ended November 30, 2003:
Shares sold	2,032,370	$15,296,817
Shares issued in reinvestment of dividends	126,487	933,107
Shares reacquired	(3,161,247)	(23,967,739)

Net increase (decrease) in shares outstanding	(1,002,390)	$(7,737,815)

Note 7. Change in Independent Auditors

PricewaterhouseCoopers LLP was previously the independent auditors for the Fund. The decision to change the independent auditors was approved by the Audit Committee and by the Board of Directors in a meeting held on September 2, 2003, resulting in KPMG LLP’s appointment as independent auditors of the Fund.

The reports on the financial statements of the Fund audited by PricewaterhouseCoopers LLP through the year ended November 30, 2003 did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. There were no disagreements between the Fund and PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures.

Jennison Sector Funds, Inc./Jennison Utility Fund	21

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended May 31, 2004
Per Share Operating Performance:(b)
Net Asset Value, Beginning Of Period	$8.55

Income (loss) from investment operations:
Net investment income	.08
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.98

Total from investment operations	1.06

Less distributions
Dividends from net investment income	(.09)
Distributions in excess of net investment income	—
Distributions from net realized gains	—

Total distributions	(.09)

Net asset value, end of period	$9.52

Total Return(a):	12.46%
Ratios/Supplemental Data:
Net assets, end of period (000,000)	$2,279
Average net assets (000,000)	$2,284
Ratios to average net assets
Expenses, including distribution and service (12b-1) fees(d)	.85	%(c)
Expenses, excluding distribution and service (12b-1) fees	.60	%(c)
Net investment income	1.76	%(c)
For Class A, B, C and Z shares:
Portfolio turnover rate	17	%(e)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(b)	Calculated based upon weighted average shares outstanding during the period.
(c)	Annualized.
(d)	The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares.
(e)	Not annualized.
(f)	Effective December 1, 2001 the Prudential Utility Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended November 30, 2002 was to decrease net investment income per share and increase net realized and unrealized gain (loss) per share by less than $.005. There was no effect on the ratio of net investment income. Per share amounts and ratios for the periods ended prior to November 30, 2002 have not been restated to reflect this change in presentation.

See Notes to Financial Statements

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Class A
Year Ended November 30,				Eleven Months Ended November 30, 1999		Year Ended December 31, 1998
2003	2002(f)	2001	2000

$7.02	$9.46	$13.74	$11.02	$12.06		$12.33

.17	.17	.20	.29	.27		.30
1.52	(2.42)	(1.92)	2.85	.14		.69

1.69	(2.25)	(1.72)	3.14	.41		.99

(.16)	(.17)	(.23)	(.21)	(.27)		(.32)
—	—	—	—	(.03)		—
—	(.02)	(2.33)	(.21)	(1.15)		(.94)

(.16)	(.19)	(2.56)	(.42)	(1.45)		(1.26)

$8.55	$7.02	$9.46	$13.74	$11.02		$12.06

24.51%	(23.99)%	(15.24)%	28.85%	3.64%		7.98%

$2,150	$1,924	$2,978	$3,348	$2,440		$2,741
$1,989	$2,428	$3,518	$3,011	$2,691		$2,652

.91%	.87%	.80%	.79%	.78	%(c)	.78%
.66%	.62%	.55%	.54%	.53	%(c)	.53%
2.27%	2.03%	1.69%	2.30%	2.45	%(c)	2.43%

35%	52%	40%	31%	19	%(e)	17%

See Notes to Financial Statements

Jennison Sector Funds, Inc./Jennison Utility Fund	23

Financial Highlights

(Unaudited) Cont’d

	Class B
	Six Months Ended May 31, 2004
Per Share Operating Performance:(b)
Net Asset Value, Beginning Of Period	$8.54

Income (loss) from investment operations:
Net investment income	.05
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.98

Total from investment operations	1.03

Less distributions
Dividends from net investment income	(.06)
Distributions in excess of net investment income	—
Distributions from net realized gains	—

Total distributions	(.06)

Net asset value, end of period	$9.51

Total Return(a):	12.05%
Ratios/Supplemental Data:
Net assets, end of period (000,000)	$288
Average net assets (000,000)	$294
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.60	%(c)
Expenses, excluding distribution and service (12b-1) fees	.60	%(c)
Net investment income	1.00	%(c)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(b)	Calculated based upon weighted average shares outstanding during the period.
(c)	Annualized.
(d)	Effective December 1, 2001 the Prudential Utility Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended November 30, 2002 was to decrease net investment income per share and increase net realized and unrealized gain (loss) per share by less than $.005. There was no effect on the ratio of net investment income. Per share amounts and ratios for the periods ended prior to November 30, 2002 have not been restated to reflect this change in presentation.

See Notes to Financial Statements

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Class B
Year Ended November 30,				Eleven Months Ended November 30, 1999		Year Ended December 31, 1998
2003	2002(d)	2001	2000

$7.02	$9.44	$13.71	$11.02	$12.05		$12.32

.11	.10	.11	.21	.19		.21
1.52	(2.40)	(1.91)	2.83	.13		.69

1.63	(2.30)	(1.80)	3.04	.32		.90

(.11)	(.10)	(.14)	(.14)	(.19)		(.23)
—	—	—	—	(.01)		—
—	(.02)	(2.33)	(.21)	(1.15)		(.94)

(.11)	(.12)	(2.47)	(.35)	(1.35)		(1.17)

$8.54	$7.02	$9.44	$13.71	$11.02		$12.05

23.50%	(24.44)%	(15.89)%	27.81%	2.98%		7.18%

$286	$294	$523	$917	$1,306		$1,990
$279	$402	$687	$1,123	$1,691		$2,120

1.66%	1.62%	1.55%	1.54%	1.53	%(c)	1.53%
.66%	.62%	.55%	.54%	.53	%(c)	.53%
1.52%	1.27%	.95%	1.63%	1.71	%(c)	1.67%

See Notes to Financial Statements

Jennison Sector Funds, Inc./Jennison Utility Fund	25

Financial Highlights

(Unaudited) Cont’d

	Class C
	Six Months Ended May 31, 2004
Per Share Operating Performance:(b)
Net Asset Value, Begining Of Period	$8.54

Income (loss) from investment operations:
Net investment income	.05
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.98

Total from investment operations	1.03

Less distributions
Dividends from net investment income	(.06)
Distributions in excess of net investment income	—
Distributions from net realized gains	—

Total distributions	(.06)

Net asset value, end of period	$9.51

Total Return(a):	12.05%
Ratios/Supplemental Data:
Net assets, end of period (000)	$32,041
Average net assets (000)	$33,712
Ratios to average net assets
Expenses, including distribution and service (12b-1) fees	1.60	%(c)
Expenses, excluding distribution and service (12b-1) fees	.60	%(c)
Net investment income	1.00	%(c)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(b)	Calculated based upon weighted average shares outstanding during the period.
(c)	Annualized.
(d)	Effective December 1, 2001 the Prudential Utility Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended November 30, 2002 was to decrease net investment income per share and increase net realized and unrealized gain (loss) per share by less than $.005. There was no effect on the ratio of net investment income. Per share amounts and ratios for the periods ended prior to November 30, 2002 have not been restated to reflect this change in presentation.

See Notes to Financial Statements

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Class C
Year Ended November 30,				Eleven Months Ended November 30, 1999		Year Ended December 31, 1998
2003	2002(d)	2001	2000

$7.02	$9.44	$13.71	$11.02	$12.05		$12.32

.11	.11	.11	.19	.19		.21
1.52	(2.41)	(1.91)	2.85	.13		.69

1.63	(2.30)	(1.80)	3.04	.32		.90

(.11)	(.10)	(.14)	(.14)	(.19)		(.23)
—	—	—	—	(.01)		—
—	(.02)	(2.33)	(.21)	(1.15)		(.94)

(.11)	(.12)	(2.47)	(.35)	(1.35)		(1.17)

$8.54	$7.02	$9.44	$13.71	$11.02		$12.05

23.50%	(24.44)%	(15.89)%	27.81%	2.98%		7.18%

$32,839	$31,675	$48,344	$35,725	$20,550		$27,072
$31,569	$40,759	$46,369	$24,061	$24,448		$20,309

1.66%	1.62%	1.55%	1.54%	1.53	%(c)	1.53%
.66%	.62%	.55%	.54%	.53	%(c)	.53%
1.53%	1.29%	.97%	1.54%	1.71	%(c)	1.71%

See Notes to Financial Statements

Jennison Sector Funds, Inc./Jennison Utility Fund	27

Financial Highlights

(Unaudited) Cont’d

	Class Z
	Six Months Ended May 31, 2004
Per Share Operating Performance
Net Asset Value, Begining Of Period	$8.56

Income from investment operations:
Net investment income	.09
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.98

Total from investment operations	1.07

Less distributions
Dividends from net investment income	(.10)
Distributions in excess of net investment income	—
Distributions from net realized gains	—

Total distributions	(.10)

Net asset value, end of period	$9.53

Total Return(a):	12.58%
Ratios/Supplemental Data:
Net assets, end of period (000)	$25,217
Average net assets (000)	$29,396
Ratios to average net assets
Expenses, including distribution and service (12b-1) fees	.60	%(c)
Expenses, excluding distribution and service (12b-1) fees	.60	%(c)
Net investment income	1.91	%(c)

(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(b)	Calculated based upon weighted average shares outstanding during the period.
(c)	Annualized.
(d)	Effective December 1, 2001 the Prudential Utility Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended November 30, 2002 was to decrease net investment income per share and increase net realized and unrealized gain (loss) per share by less than $.005. There was no effect on the ratio of net investment income. Per share amounts and ratios for the periods ended prior to November 30, 2002 have not been restated to reflect this change in presentation.

See Notes to Financial Statements

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Class Z
Year Ended November 30,				Eleven Months Ended November 30, 1999		Year Ended December 31, 1998
2003	2002(d)	2001	2000

$7.03	$9.47	$13.76	$11.02	$12.07		$12.34

.19	.19	.23	.31	.30		.34
1.52	(2.42)	(1.93)	2.87	.13		.69

1.71	(2.23)	(1.70)	3.18	.43		1.03

(.18)	(.19)	(.26)	(.23)	(.30)		(.36)
—	—	—	—	(.03)		—
—	(.02)	(2.33)	(.21)	(1.15)		(.94)

(.18)	(.21)	(2.59)	(.44)	(1.48)		(1.30)

$8.56	$7.03	$9.47	$13.76	$11.02		$12.07

24.76%	(23.76)%	(15.06)%	29.13%	3.91%		8.24%

$42,055	$41,582	$63,867	$66,422	$35,201		$46,642
$40,872	$52,230	$69,628	$48,486	$42,002		$46,093

.66%	.62%	.55%	.54%	.53	%(c)	.53%
.66%	.62%	.55%	.54%	.53	%(c)	.53%
2.53%	2.28%	1.95%	2.51%	2.70	%(c)	2.68%

See Notes to Financial Statements

Jennison Sector Funds, Inc./Jennison Utility Fund	29

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Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment adviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the SEC’s website at http://www.sec.gov.

DIRECTORS
David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen D. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • William V. Healey, Chief Legal Officer • Maryanne Ryan, Anti-Money Laundering Compliance Officer • Lee D. Augsburger, Chief Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT ADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 14th Floor 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	State Street Bank and Trust Company	One Heritage Drive North Quincy, MA 02171

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19101

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	757 Third Avenue 10th Floor New York, NY 10017

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004

Jennison Utility Fund
Share Class	A	B	C	Z
NASDAQ	PRUAX	PRUTX	PCUFX	PRUZX
CUSIP	476294848	476294830	476294822	476294814

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter. The accompanying financial statements as of May 31, 2004 were not audited, and accordingly, no auditor’s opinion is expressed on them.

Quantitative Management Associates and Prudential Fixed Income are business units of Prudential Investment Management, Inc. (PIM), and Jennison Associates LLC is a subsidiary of PIM. Jennison Associates LLC and PIM are registered investment advisers. PIM is a subsidiary of Prudential Financial, Inc.

E-DELIVERY

To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Jennison Utility Fund
	Share Class	A	B	C	Z
	NASDAQ	PRUAX	PRUTX	PCUFX	PRUZX
	CUSIP	476294848	476294830	476294822	476294814

MF105E2    IFS-A094333    Ed. 07/2004

Jennison Technology Fund

MAY 31, 2004	SEMIANNUAL REPORT

FUND TYPE

Sector stock

OBJECTIVE

Long-term capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

JennisonDryden is a registered trademark of The Prudential Insurance Company of America.

Dear Shareholder,

July 16, 2004

The U.S. stock market slowed in 2004 following a particularly strong performance in 2003. Although the recovery in corporate profitability that began in 2003 has continued, the stock market in 2004 has been dominated by a sense of uncertainty.

As always, we believe you are best served by a diversified asset allocation strategy developed in consultation with a financial professional who knows you and understands your reasons for investing, the time you have to reach your goals, and the amount of risk you are comfortable assuming. JennisonDryden’s sector funds can add a particular emphasis to your portfolio, such as increased exposure to economic sectors that are growing rapidly. Your financial professional can help you determine whether sector investing is right for you and choose the appropriate funds to implement your strategy.

Whether you are investing for your retirement, your children’s education, or some other purpose, JennisonDryden mutual funds offer the experience, resources, and professional discipline of three leading asset managers that can make a difference for you. JennisonDryden equity funds are advised by Jennison Associates LLC and/or Quantitative Management Associates LLC (QMA). Prudential Investment Management, Inc. (PIM) advises the JennisonDryden fixed income and money market funds. Jennison Associates, QMA, and PIM are Registered Investment Advisors and Prudential Financial companies.

Thank you for your confidence in JennisonDryden mutual funds.

Sincerely,

Judy A. Rice, President

Jennison Sector Funds, Inc./Jennison Technology Fund

Jennison Sector Funds, Inc./Jennison Technology Fund	1

Your Fund’s Performance

Fund objective

The investment objective of the Jennison Technology Fund (the Fund) is long-term capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852.

Cumulative Total Returns[1] as of 5/31/04
	Six Months	One Year	Three Years	Since Inception[2]
Class A	–3.26%	20.52%	–21.45%	–25.91%(–26.37)
Class B	–3.68	19.62	–23.13	–28.56(–29.01)
Class C	–3.68	19.62	–23.13	–28.56(–29.01)
Class Z	–3.23	20.66	–20.86	–25.04(–25.49)
S&P SC 1500 Index[3]	6.66	19.46	–3.60	–7.13
S&P SC Information Technology Index[4]	–0.26	22.62	–16.28	–38.84
Lipper Science & Technology Funds Avg.[5]	–1.03	23.96	–26.78	–30.89

Average Annual Total Returns[1] as of 6/30/04
		One Year	Three Years	Since Inception[2]
Class A		18.17%	–8.92%	–6.26%(–6.37)
Class B		19.33	–8.80	–6.05(–6.16)
Class C		23.33	–7.87	–5.88(–6.00)
Class Z		25.50	–6.88	–4.92(–5.03)
S&P SC 1500 Index[3]		20.38	0.19	–1.06
S&P SC Information Technology Index[4]		25.73	–5.97	–8.90
Lipper Science & Technology Funds Avg.[5]		25.55	–9.44	–7.57

1Source: Prudential Investments LLC, Lipper Inc., and MaCS through S&P. The cumulative total returns do not take into account applicable sales charges. The average annual total returns do take into account applicable sales charges. Without the distribution and service (12b-1) fee waiver of 0.05% for Class A shares, the returns would have been lower. Through March 14, 2004, the Fund charged a maximum front-end sales charge of 5% for Class A shares and a 12b-1 fee of up to 0.30% annually. Effective March 15, 2004, Class A shares are subject to a maximum front-end sales charge of 5.50% and a 12b-1 fee of up to 0.30% annually. Investors who purchase Class A shares in an amount of $1 million or more do not pay a front-end sales charge, but are subject to a contingent deferred sales charge (CDSC) of 1% for shares sold within 12 months of purchase. Class B shares are

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subject to a declining CDSC for the first six years after purchase and a 12b-1 fee of 1% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Through February 1, 2004, Class C shares were subject to a front-end sales charge of 1%, a CDSC of 1% for shares redeemed within 18 months of purchase, and a 12b-1 fee of 1% annually. Class C shares purchased on or after February 2, 2004 are not subject to a front-end sales charge, the CDSC of 1% for Class C shares purchased on or after that date will apply for redemptions within 12 months from the date of purchase, and the annual 12b-1 fee will remain 1%. Class Z shares are not subject to a sales charge or 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Without waiver of management fees and/or expense subsidization, the Fund’s cumulative and average annual total returns would have been lower, as indicated in parentheses.

2Inception date: 6/30/99.

3The Standard & Poor’s SuperComposite (S&P SC) 1500 Index—an unmanaged index of 500 large, established, publicly traded stocks in the Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index); the 400 stocks contained in the S&P Mid-Cap 400 Index; and the 600 small-capitalization stocks comprising the S&P SmallCap 600 Index—gives a broad look at how U.S. stock prices have performed.

4The S&P SC Information Technology Index is an unmanaged, capitalization-weighted index that measures the performance of the technology sector of the S&P SC 1500 Index.

5The Lipper Science & Technology Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Science & Technology Funds category for the periods noted. Funds in the Lipper Average invest primarily in science and technology stocks.

Investors cannot invest directly in an index. The returns for the S&P SC 1500 Index and the S&P SC Information Technology Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

Five Largest Holdings expressed as a percentage of net assets as of 5/31/04
Yahoo!, Inc., Internet Software & Services	4.1%
Intel Corp., Semiconductors & Semiconductor Equipment	4.0
DoubleClick, Inc., Internet Software & Services	3.3
International Rectifier Corp., Semiconductors & Semiconductor Equipment	3.2
Amdocs Ltd. PLC, Software	3.1

Holdings are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 5/31/04
Software	22.1%
Semiconductors & Semiconductor Equipment	16.0
Internet Software & Services	15.5
Electronic Equipment & Instruments	10.5
Communications Equipment	9.9

Industry weightings are subject to change.

Jennison Sector Funds, Inc./Jennison Technology Fund	3

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Portfolio of Investments

MAY 31, 2004	SEMIANNUAL REPORT

Jennison Sector Funds, Inc.

Jennison Technology Fund

Portfolio of Investments

as of May 31, 2004 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 99.7%
COMMON STOCKS

Commercial Services & Supplies 6.5%
29,700	Apollo Group, Inc., Class A(a)	$2,785,860
66,800	ChoicePoint, Inc.(a)(b)	2,889,100
44,600	CoStar Group, Inc.(a)	1,845,548
123,100	Monster Worldwide, Inc.(a)(b)	3,115,661

		10,636,169

Communications Equipment 9.9%
262,500	3Com Corp.(a)	1,698,375
56,700	Avaya, Inc.(a)(b)	897,561
195,400	Cisco Systems, Inc.(a)	4,328,110
276,100	Comverse Technology, Inc.(a)(b)	4,878,687
209,100	JDS Uniphase Corp.(a)(b)	721,395
54,700	QUALCOMM, Inc.	3,668,729

		16,192,857

Computers & Peripherals 7.0%
57,200	Apple Computer, Inc.(a)	1,605,032
179,600	EMC Corp.(a)	2,018,704
32,800	International Business Machines Corp.	2,905,752
18,200	Lexmark International, Inc.(a)	1,716,624
115,300	Seagate Technology (Cayman Islands)(a)	1,418,190
951,100	Silicon Graphics, Inc.(a)(b)	1,797,579

		11,461,881

Electronic Equipment & Instruments 10.5%
108,846	Agilent Technologies, Inc.(a)	2,797,342
84,500	Amphenol Corp., Class A(a)	2,754,700
72,000	Arrow Electronics, Inc.(a)(b)	1,960,560
17,400	CDW Corp.(b)	1,222,524
279,000	Symbol Technologies, Inc.	4,109,670
90,700	Waters Corp.(a)(b)	4,179,456

		17,024,252

Healthcare Providers & Services 0.9%
38,200	Dendrite International, Inc.(a)	641,378
99,500	WebMD Corp.(a)(b)	881,570

		1,522,948

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

Household Durables 0.9%
17,700	Harman International Industries, Inc.	$1,418,478

Internet & Catalog Retail 1.3%
65,017	InterActiveCorp(a)(b)	2,032,431

Internet Software & Services 15.5%
238,600	Akamai Technologies, Inc.(a)(b)	3,545,596
37,500	Ask Jeeves, Inc.(a)(b)	1,515,000
104,800	Digital River, Inc.(a)(b)	3,291,768
628,300	DoubleClick, Inc.(a)(b)	5,327,984
35,600	Equinix, Inc.(a)	1,119,620
145,200	RealNetworks, Inc.(a)	872,652
137,400	SkillSoft PLC ADR (Ireland)(a)	1,374,000
89,400	VeriSign, Inc.(a)(b)	1,621,716
216,000	Yahoo!, Inc.(a)(b)	6,622,560

		25,290,896

IT Services 5.9%
113,200	CheckFree Corp.(a)(b)	3,470,712
51,800	CSG Systems International, Inc.(a)	988,862
103,900	Fisery, Inc.(a)(b)	3,929,498
43,500	SunGuard Data Systems, Inc.(a)	1,205,385

		9,594,457

Media 1.2%
243,800	Gemstar-TV Guide International, Inc.(a)	1,097,100
47,400	Radio One, Inc., Class D(a)(b)	819,072

		1,916,172

Semiconductors & Semiconductor Equipment 16.0%
108,200	Altera Corp.(a)	2,476,698
228,400	Intel Corp.	6,520,820
116,100	International Rectifier Corp.(a)(b)	5,139,747
4,100	KLA-Tencor Corp.(a)	197,538
41,700	Marvell Technology Group Ltd. (Bermuda)(a)(b)	1,983,669
71,100	Maxim Integrated Products, Inc.	3,614,013
60,300	National Semiconductor Corp.(a)	1,306,701
62,369	Texas Instruments, Inc.	1,628,455
87,000	Xilinx, Inc.(b)	3,173,760

		26,041,401

See Notes to Financial Statements.

Jennison Sector Funds, Inc./Jennison Technology Fund	7

Portfolio of Investments

as of May 31, 2004 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Software 22.1%
35,900	Adobe Systems, Inc.	$1,602,217
48,800	Altiris, Inc.(a)(b)	1.305,400
204,500	Amdocs Ltd. PLC (United Kingdom)(a)(b)	5,047,060
143,900	Check Point Software Technologies Ltd. (Israel)(a)(b)	3,421,942
53,900	Cognos, Inc. (Canada)(a)	1,814,813
61,700	Electronic Arts, Inc.(a)	3,136,211
175,000	Inet Technologies, Inc.(a)	1,559,250
334,300	Informatica Corp.(a)	2,594,168
40,300	Intuit, Inc.(a)(b)	1,578,954
39,400	Mercury Interactive Corp.(a)(b)	1,888,836
167,700	Network Associates, Inc.(a)(b)	2,792,205
113,300	SAP AG ADR (Germany)(b)	4,577,320
23,500	Symantec Corp.(a)	1,076,300
432,200	TIBCO Software, Inc.(a)	3,587,260

		35,981,936

Wireless Telecommunication Services 2.0%
170,500	Alamosa Holdings, Inc.(a)(b)	1,202,025
128,600	Nextel Partners, Inc., Class A(a)(b)	2,097,466

		3,299,491

	Total long-term investments (cost $146,548,035)	162,413,369

SHORT-TERM INVESTMENT 45.1%

Mutual Fund
73,511,513	Dryden Core Investment Fund - Taxable Money Market Series(c)
	(cost $73,511,513; Note 3)	73,511,513

	Total Investments 144.8% (cost $220,059,548; Note 5)	235,924,882
	Liabilities in excess of other assets (44.8%)	(72,939,957)

	Net Assets 100%	$162,984,925

(a)	Non-income producing security.
(b)	Securities, or portion thereof, on loan, see Note 4.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

ADR—American Depositary Receipt.

See Notes to Financial Statements.

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Financial Statements

MAY 31, 2004	SEMIANNUAL REPORT

Jennison Sector Funds, Inc.

Jennison Technology Fund

Statement of Assets and Liabilities

as of May 31, 2004 (Unaudited)

Assets
Investments, at value including securities on loan of $66,699,894 (cost $220,059,548)	$235,924,882
Cash	4,377
Receivable for investments sold	4,528,044
Receivable for Fund shares sold	185,985
Dividends receivable	45,070
Foreign tax reclaim receivable	1,852
Prepaid expenses	562

Total assets	240,690,772

Liabilities
Payable to broker for collateral for securities on loan (Note 4)	70,843,182
Payable for investments purchased	5,908,989
Payable for Fund shares reacquired	419,556
Accrued expenses	332,999
Management fee payable	101,054
Distribution fee payable	100,067

Total liabilities	77,705,847

Net Assets	$162,984,925

Net assets were comprised of:
Common stock, at par	$256,317
Paid-in capital in excess of par	448,519,875

448,776,192
Net investment loss	(1,613,575)
Accumulated net realized loss on investments	(300,043,026)
Net unrealized appreciation on investments	15,865,334

Net assets, May 31, 2004	$162,984,925

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($46,744,552 ÷ 7,172,373 shares of common stock issued and outstanding)	$6.52
Maximum sales charge (5.5% of offering price)	0.38

Maximum offering price to public	$6.90

Class B
Net asset value, offering price and redemption price per share ($81,821,902 ÷ 13,031,231 shares of common stock issued and outstanding)	$6.28

Class C
Net asset value, offering price and redemption price per share ($27,604,048 ÷ 4,396,356 shares of common stock issued and outstanding)	$6.28

Class Z
Net asset value, offering price and redemption price per share ($6,814,423 ÷ 1,031,767 shares of common stock issued and outstanding)	$6.60

See Notes to Financial Statements.

Jennison Sector Funds, Inc./Jennison Technology Fund	11

Statement of Operations

Six Months Ended May 31, 2004 (Unaudited)

Net Investment Loss
Income
Dividends (net of foreign withholding taxes of $4,007)	$123,507
Income from securities loaned, net	82,096

Total income	205,603

Expenses
Management fee	657,098
Distribution fee—Class A	62,363
Distribution fee—Class B	438,281
Distribution fee—Class C	151,505
Transfer agent’s fees and expenses	380,000
Custodian’s fees and expenses	75,000
Registration fees	20,000
Reports to shareholders	10,000
Audit fee	8,000
Directors’ fees	6,000
Legal fees and expenses	5,000
Miscellaneous	5,931

Total expenses	1,819,178

Net investment loss	(1,613,575)

Realized And Unrealized Gain (Loss) On Investments
Net realized gain on:
Investment transactions	4,229,343
Written option transactions	9,569

4,238,912

Net change in unrealized appreciation (depreciation) on:
Investments	(8,894,064)
Written options	(3,101)

(8,897,165)

Net loss on investments	(4,658,253)

Net Decrease In Net Assets Resulting From Operations	$(6,271,828)

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended May 31, 2004	Year Ended November 30, 2003
Increase (Decrease) In Net Assets
Operations
Net investment loss	$(1,613,575)	$(3,220,023)
Net realized gain (loss) on investment transactions	4,238,912	(14,145,558)
Net change in unrealized appreciation (depreciation) on investments	(8,897,165)	59,350,860

Net increase (decrease) in net assets resulting from operations	(6,271,828)	41,985,279

Fund share transactions (Net of share conversions) (Note 6)
Proceeds from shares sold	10,591,281	24,360,312
Cost of shares reacquired	(24,955,495)	(41,761,202)

Net decrease in net assets from Fund share transactions	(14,364,214)	(17,400,890)

Total increase (decrease)	(20,636,042)	24,584,389

Net Assets
Beginning of period	183,620,967	159,036,578

End of period	$162,984,925	$183,620,967

See Notes to Financial Statements.

Jennison Sector Funds, Inc./Jennison Technology Fund	13

Notes to Financial Statements

(Unaudited)

Jennison Sector Funds, Inc. (the “Company”), is registered under the Investment Company Act of 1940 as an open-end, management investment company. The Company presently consists of four portfolios: Jennison Financial Services Fund, Jennison Health Sciences Fund, Jennison Utility Fund and Jennison Technology Fund (the “Fund”). These financial statements relate to Jennison Technology Fund. The financial statements of the other portfolios are not presented herein. Investment operations for the Fund commenced on June 30, 1999.

The Fund is non-diversified and its investment objective is to seek long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in equity-related securities of technology companies. Technology companies include companies that will derive a substantial portion of their sales from products or services in technology and technology-related activities. Under normal circumstances, the Fund intends to invest at least 80% of its investable assets in such securities.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Company and the Fund in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked price, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the official closing price as provided by Nasdaq. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Future contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or

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securities with similar characteristics. Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. As of May 31, 2004, there were no foreign securities whose values were adjusted in accordance with procedures approved by the Board of Directors.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in sixty days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Options: The Fund may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates with respect to securities which the Fund currently owns or intends to purchase. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is

Jennison Sector Funds, Inc./Jennison Technology Fund	15

Notes to Financial Statements

(Unaudited) Cont’d

an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on written options.

The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as purchaser of an option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

Written options involve elements of both market and credit risk in excess of the amounts reflected in the Statement of Assets and Liabilities.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Expenses are recorded on the accrual basis. The Company’s expenses are allocated to the respective portfolios on the basis of relative net assets except for expenses that are charged directly at the portfolio level.

Net investment income or loss, (other than distribution fees, which are charged directly to the respective class) unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income and distributions of net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, each portfolio in the Company is treated as a separate tax paying entity. It is the Fund’s policy to continue to meet the requirements

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of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded net of receivable amounts, at the time the related income is earned.

Securities Lending: The Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Company has a management agreement for the Fund with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. PI pays for the services of Jennison, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

Effective June 1, 2004 the management fee paid to PI is computed daily and payable monthly at an annual rate of 0.75 of 1% of average daily net assets up to $1 billion and 0.70 of 1% of average daily net assets in excess of $1 billion. Prior to June 1, 2004 the management fee was 0.75 of 1% of average daily net assets.

Jennison Sector Funds, Inc./Jennison Technology Fund	17

Notes to Financial Statements

(Unaudited) Cont’d

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution (the “Class A, B and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. For the six months ended May 31, 2004, PIMS has contractually agreed to limit such expenses to .25 of 1% of the average daily net assets of the Class A shares.

PIMS has advised the Fund that it received approximately $25,600 and $2,400 in front-end sales charges resulting from sales of Class A and Class C shares, respectively, during the six months ended May 31, 2004. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that it received approximately $89,700 and $3,000 in contingent deferred sales charges imposed upon redemptions by certain Class B and Class C shareholders, respectively, during for the six months ended May 31, 2004.

PI, PIM, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with a group of banks. For the period December 1, 2003 through April 30, 2004, the SCA provided for a commitment of $800 million and allowed the Funds to increase the commitment to $1 billion, if necessary. Interest on any borrowings under the SCA will be incurred at market rates. The Funds pay a commitment fee of .08 of 1% of the unused portion of the SCA. The commitment fee is accrued and paid quarterly and is allocated to the Funds pro rata based on net assets. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The expiration date of the SCA was April 30, 2004. Effective May 1, 2004, the commitment will be reduced to

18	Visit our website at www.jennisondryden.com

$500 million. All other terms and conditions will remain the same. The expiration of the renewed SCA is October 29, 2004. The Fund did not borrow any amounts pursuant to the SCA during the six months ended May 31, 2004.

Note 3. Other Transactions With Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Company’s transfer agent. During the six months ended May 31, 2004, the Fund incurred fees of approximately $295,600 for the services of PMFS. As of May 31, 2004, approximately $47,300 of such fees were due to PMFS. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. The Fund incurred approximately $46,200 in total networking fees, of which the amount relating to the services of Wachovia Securities, LLC (“Wachovia”), an affiliates of PI, was approximately $42,000 for the six months ended May 31, 2004. As of May 31, 2004 approximately $8,100 of such fees were due to Wachovia. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

Prudential Investment Management, Inc., (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the securities lending agent. For the six months ended May 31, 2004, PIM has been compensated approximately $27,400 for these services.

The Fund invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI. During the six months ended May 31, 2004, the Fund earned income from the Series by investing its excess cash and collateral received from securities lending of approximately $18,100 and $82,100, respectively.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments, for the six months ended May 31, 2004, were $167,341,615 and $178,197,571, respectively.

Jennison Sector Funds, Inc./Jennison Technology Fund	19

Notes to Financial Statements

(Unaudited) Cont’d

As of May 31, 2004, the Fund had securities on loan with an aggregate market value of $66,699,894. The Fund received $70,843,182 in cash as collateral for securities on loan which was used to purchase highly liquid short-term investments in accordance with the Fund’s securities lending procedures.

Transactions in options written during the six months ended May 31, 2004 were as follows:

	Number of Contracts	Premiums Received
Options outstanding as of November 30, 2003	66	$11,021
Options written	—	—
Options closed	(66)	(11,021)
Options expired	—	—

Options outstanding as of May 31, 2004	—	$—

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of May 31, 2004 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation of Investments
$222,411,669	$18,501,556	$4,988,343	$13,513,213

The difference between book basis and tax basis is primarily attributable to deferred losses on wash sales.

For federal income tax purposes, the Fund had a capital loss carryforward as of November 30, 2003 of approximately $299,447,000, of which $172,632,000 expires in 2009 and $99,916,000 expires in 2010 and $26,899,000 expires in 2011. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such carryforward. It is uncertain whether the Fund will be able to realize the full benefit prior to expiration date. The Fund elected to treat post-October capital losses of approximately $98,000 incurred in the one month ended November 30, 2003 as having been incurred in the current fiscal year.

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Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Through March 14, 2004, Class A shares were sold with a front-end sales charge of up to 5%. Class A shares purchased on or after March 15, 2004 are subject to a maximum front-end sales charge of 5.50%. Effective on March 15, 2004, all investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending upon the period of time the shares are held. Through February 1, 2004, Class C shares were sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class C shares purchased on or after February 2, 2004 are not subject to a front-end sales charge and the contingent deferred sales charge (CDSC) for Class C shares is 12 months from the date of purchase. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

There are 400 million shares of common stock, $.01 par value per share, divided into four classes, designated Class A, Class B, Class C and Class Z common stock, each of which consists of 100 million authorized shares.

Jennison Sector Funds, Inc./Jennison Technology Fund	21

Notes to Financial Statements

(Unaudited) Cont’d

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended May 31, 2004:
Shares sold	621,322	$4,198,776
Shares reaquired	(1,297,468)	(8,667,195)

Net increase (decrease) in shares outstanding before conversion	(676,146)	(4,468,419)
Shares issued upon conversion from Class B	171,544	1,126,398

Net increase (decrease) in shares outstanding	(504,602)	$(3,342,021)

Year ended November 30, 2003:
Shares sold	1,825,601	$9,882,964
Shares reaquired	(3,055,409)	(16,111,043)

Net increase (decrease) in shares outstanding before conversion	(1,229,808)	(6,228,079)
Shares issued upon conversion from Class B	394,760	2,035,044

Net increase (decrease) in shares outstanding	(835,048)	$(4,193,035)

Class B
Six months ended May 31, 2004:
Shares sold	482,804	$3,151,035
Shares reaquired	(1,412,937)	(9,118,776)

Net increase (decrease) in shares outstanding before conversion	(930,133)	(5,967,741)
Shares reaquired upon conversion into Class A	(177,652)	(1,126,398)

Net increase (decrease) in shares outstanding	(1,107,785)	$(7,094,139)

Year ended November 30, 2003:
Shares sold	1,302,197	$6,858,930
Shares reaquired	(2,833,545)	(14,422,362)

Net increase (decrease) in shares outstanding before conversion	(1,531,348)	(7,563,432)
Shares reaquired upon conversion into Class A	(406,096)	(2,035,044)

Net increase (decrease) in shares outstanding	(1,937,444)	$(9,598,476)

Class C
Six months ended May 31, 2004:
Shares sold	184,096	$1,195,897
Shares reaquired	(732,816)	(4,731,004)

Net increase (decrease) in shares outstanding	(548,720)	$(3,535,107)

Year ended November 30, 2003:
Shares sold	555,721	$2,939,896
Shares reaquired	(1,336,112)	(6,846,305)

Net increase (decrease) in shares outstanding	(780,391)	$(3,906,409)

22	Visit our website at www.jennisondryden.com

Class Z	Shares	Amount
Six months ended May 31, 2004:
Shares sold	297,107	$2,045,573
Shares reaquired	(361,452)	(2,438,520)

Net increase (decrease) in shares outstanding	(64,345)	$(392,947)

Year ended November 30, 2003:
Shares sold	777,328	$4,678,522
Shares reaquired	(818,051)	(4,381,492)

Net increase (decrease) in shares outstanding	(40,723)	$(297,030)

Note 7. Change in Independent Auditors

PricewaterhouseCoopers LLP was previously the independent auditors for the Fund. The decision to change the independent auditors was approved by the Audit Committee and by the Board of Directors in a meeting held on September 2, 2003, resulting in KPMG LLP’s appointment as independent auditors of the Fund.

The reports on the financial statements of the Fund audited by PricewaterhouseCoopers LLP through the year ended November 30, 2003 did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. There were no disagreements between the Fund and PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures.

Jennison Sector Funds, Inc./Jennison Technology Fund	23

Financial Highlights (Unaudited)

	Class A

	Six Months Ended May 31, 2004
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$6.74

Income (loss) from investment operations
Net investment loss	(.05)
Net realized and unrealized gain (loss) on investment transactions	(.17)

Total from investment operations	(.22)

Less Distributions
Distributions from net realized gain on investments	—

Net asset value, end of period	$6.52

Total Return(a):	(3.26)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$46,745
Average net assets (000)	$49,890
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(e)	1.58	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.33	%(c)
Net investment loss	(1.35	)%(c)
For Class A, B, C and Z shares:
Portfolio turnover rate	98	%(f)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b)	Commencement of investment operations.
(c)	Annualized.
(d)	Net of management fee waiver.
(e)	The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares.
(f)	Not annualized.

See Notes to Financial Statements.

24	Visit our website at www.jennisondryden.com

Class A
Year Ended November 30,					June 30, 1999(b) Through November 30, 1999
2003	2002	2001	2000

$5.15	$7.07	$11.72	$13.44		$10.00

(.09)	(.10)	(.07)	(.11	)(d)	(.04	)(d)
1.68	(1.82)	(3.36)	(1.53)		3.80

1.59	(1.92)	(3.43)	(1.64)		3.76

—	—	(1.22)	(.08)		(.32)

$6.74	$5.15	$7.07	$11.72		$13.44

30.87%	(27.16)%	(33.35)%	(12.39)%		37.59%

$51,747	$43,808	$70,417	$107,924		$65,991
$42,894	$54,459	$86,366	$137,874		$46,443

1.86%	1.86%	1.53%	1.08	%(d)	1.47	%(c)(d)
1.61%	1.61%	1.28%	.83	%(d)	1.22	%(c)(d)
(1.59)%	(1.57)%	(.85)%	(.74	)%(d)	(1.00	)%(c)(d)

188%	164%	154%	151%		38	%(f)

See Notes to Financial Statements.

Jennison Sector Funds, Inc./Jennison Technology Fund	25

Financial Highlights (Unaudited)

Cont’d

	Class B

	Six Months Ended May 31, 2004
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$6.52

Income (loss) from investment operations
Net investment loss	(.07)
Net realized and unrealized gain (loss) on investment transactions	(.17)

Total from investment operations	(.24)

Less Distributions
Distributions from net realized gain on investments	—

Net asset value, end of period	$6.28

Total Return(a):	(3.68)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$81,822
Average net assets (000)	$87,656
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	2.33	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.33	%(c)
Net investment loss	(2.10	)%(c)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b)	Commencement of investment operations.
(c)	Annualized.
(d)	Net of management fee waiver.

See Notes to Financial Statements.

26	Visit our website at www.jennisondryden.com

Class B
Year Ended November 30,					June 30, 1999(b) Through November 30, 1999
2003	2002	2001	2000

$5.01	$6.94	$11.60	$13.40		$10.00

(.13)	(.15)	(.14)	(.23	)(d)	(.06	)(d)
1.64	(1.78)	(3.30)	(1.49)		3.78

1.51	(1.93)	(3.44)	(1.72)		3.72

—	—	(1.22)	(.08)		(.32)

$6.52	$5.01	$6.94	$11.60		$13.40

30.14%	(27.81)%	(33.83)%	(13.03)%		37.19%

$92,163	$80,613	$138,220	$230,357		$155,801
$77,751	$101,549	$170,790	$306,603		$97,787

2.61%	2.61%	2.28%	1.83	%(d)	2.22	%(c)(d)
1.61%	1.61%	1.28%	.83	%(d)	1.22	%(c)(d)
(2.35)%	(2.32)%	(1.59)%	(1.49	)%(d)	(1.75	)%(c)(d)

See Notes to Financial Statements.

Jennison Sector Funds, Inc./Jennison Technology Fund	27

Financial Highlights (Unaudited)

Cont’d

	Class C

	Six Months Ended May 31, 2004
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$6.52

Income (loss) from investment operations
Net investment loss	(.07)
Net realized and unrealized gain (loss) on investment transactions	(.17)

Total from investment operations	(.24)

Less Distributions
Distributions from net realized gain on investments	—

Net asset value, end of period	$6.28

Total Return(a):	(3.68)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$27,604
Average net assets (000)	$30,301
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	2.33	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.33	%(c)
Net investment loss	(2.10	)%(c)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b)	Commencement of investment operations.
(c)	Annualized.
(d)	Net of management fee waiver.

See Notes to Financial Statements.

28	Visit our website at www.jennisondryden.com

Class C
Year Ended November 30,					June 30, 1999(b) Through November 30, 1999
2003	2002	2001	2000

$5.01	$6.94	$11.60	$13.40		$10.00

(.13)	(.15)	(.14)	(.23	)(d)	(.07	)(d)
1.64	(1.78)	(3.30)	(1.49)		3.79

1.51	(1.93)	(3.44)	(1.72)		3.72

—	—	(1.22)	(.08)		(.32)

$6.52	$5.01	$6.94	$11.60		$13.40

30.14%	(27.81)%	(33.83)%	(13.03)%		37.19%

$32,234	$28,710	$50,876	$83,717		$66,353
$27,519	$36,790	$63,088	$111,334		$46,510

2.61%	2.61%	2.28%	1.83	%(d)	2.22	%(c)(d)
1.61%	1.61%	1.28%	.83	%(d)	1.22	%(c)(d)
(2.35)%	(2.31)%	(1.59)%	(1.49	)%(d)	(1.75	)%(c)(d)

See Notes to Financial Statements.

Jennison Sector Funds, Inc./Jennison Technology Fund	29

Financial Highlights (Unaudited)

Cont’d

	Class Z

	Six Months Ended May 31, 2004
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$6.82

Income (loss) from investment operations
Net investment loss	(.04)
Net realized and unrealized gain (loss) on investment transactions	(.18)

Total from investment operations	(.22)

Less Distributions
Distributions from net realized gain on investments	—

Net asset value, end of period	$6.60

Total Return(a):	(3.23)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$6,814
Average net assets (000)	$7,378
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.33	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.33	%(c)
Net investment loss	(1.10	)%(c)

(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b)	Commencement of investment operations.
(c)	Annualized.
(d)	Net of management fee waiver.

See Notes to Financial Statements.

30	Visit our website at www.jennisondryden.com

Class Z
Year Ended November 30,					June 30, 1999(b) Through November 30, 1999
2003	2002	2001	2000

$5.20	$7.12	$11.76	$13.46		$10.00

(.06)	(.08)	(.05)	(.08	)(d)	(.03	)(d)
1.68	(1.84)	(3.37)	(1.54)		3.81

1.62	(1.92)	(3.42)	(1.62)		3.78

—	—	(1.22)	(.08)		(.32)

$6.82	$5.20	$7.12	$11.76		$13.46

31.15%	(26.97)%	(33.14)%	(12.23)%		37.79%

$7,478	$5,906	$10,274	$16,386		$12,711
$5,030	$7,193	$12,330	$21,704		$8,743

1.61%	1.61%	1.28%	.83	%(d)	1.22	%(c)(d)
1.61%	1.61%	1.28%	.83	%(d)	1.22	%(c)(d)
(1.28)%	(1.32)%	(.58)%	(.49	)%(d)	(.75	)%(c)(d)

See Notes to Financial Statements.

Jennison Sector Funds, Inc./Jennison Technology Fund	31

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment adviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the
Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the SEC’s website at http://www.sec.gov.

DIRECTORS
David E.A. Carson•Robert F. Gunia•Robert E. La Blanc•Douglas H. McCorkindale• Richard A. Redeker• Judy A. Rice•Robin B. Smith•Stephen D. Stoneburn• Clay T. Whitehead

OFFICERS

Judy A. Rice, President•Robert F. Gunia, Vice President•Grace C. Torres, Treasurer and Principal Financial and Accounting Officer•William V. Healey, Chief Legal Officer• Maryanne Ryan, Anti-Money Laundering Compliance Officer•Lee D. Augsburger, Chief Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT ADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 14th Floor 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	State Street Bank and Trust Company	One Heritage Drive North Quincy, MA 02171

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19101

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	757 Third Avenue 10th Floor New York, NY 10017

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004

Jennison Technology Fund
Share Class	A	B	C	Z
NASDAQ	PTYAX	PTYBX	PTYCX	PTFZX
CUSIP	476294889	476294871	476294863	476294855

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter. The accompanying financial statements as of May 31, 2004 were not audited, and accordingly, no auditor’s opinion is expressed on them.

Quantitative Management Associates and Prudential Fixed Income are business units of Prudential Investment Management, Inc. (PIM), and Jennison Associates LLC is a subsidiary of PIM. Jennison Associates LLC and PIM are registered investment advisers. PIM is a subsidiary of Prudential Financial, Inc.

E-DELIVERY

To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Jennison Technology Fund
Share Class	A	B	C	Z
NASDAQ	PTYAX	PTYBX	PTYCX	PTFZX
CUSIP	476294889	476294871	476294863	476294855

MF188E6     IFS-A094331    Ed. 07/2004

Jennison Health Sciences Fund

MAY 31, 2004	SEMIANNUAL REPORT

FUND TYPE

Sector stock

OBJECTIVE

Long-term capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

JennisonDryden is a registered trademark of The Prudential Insurance Company of America.

Dear Shareholder,

July 16, 2004

The U.S. stock market slowed in 2004 following a particularly strong performance in 2003. Although the recovery in corporate profitability that began in 2003 has continued, the stock market in 2004 has been dominated by a sense of uncertainty.

As always, we believe you are best served by a diversified asset allocation strategy developed in consultation with a financial professional who knows you and understands your reasons for investing, the time you have to reach your goals, and the amount of risk you are comfortable assuming. JennisonDryden’s sector funds can add a particular emphasis to your portfolio, such as increased exposure to economic sectors that are growing rapidly. Your financial professional can help you determine whether sector investing is right for you and choose the appropriate funds to implement your strategy.

Whether you are investing for your retirement, your children’s education, or some other purpose, JennisonDryden mutual funds offer the experience, resources, and professional discipline of three leading asset managers that can make a difference for you. JennisonDryden equity funds are advised by Jennison Associates LLC and/or Quantitative Management Associates LLC (QMA). Prudential Investment Management, Inc. (PIM) advises the JennisonDryden fixed income and money market funds. Jennison Associates, QMA, and PIM are Registered Investment Advisors and Prudential Financial companies.

Thank you for your confidence in JennisonDryden mutual funds.

Sincerely,

Judy A. Rice, President

Jennison Sector Funds, Inc./Jennison Health Sciences Fund

Jennison Sector Funds, Inc./Jennison Health Sciences Fund	1

Your Fund’s Performance

Fund objective

The investment objective of the Jennison Health Sciences Fund (the Fund) is long-term capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852.

Cumulative Total Returns[1] as of 5/31/04
	Six Months	One Year	Three Years	Since Inception[2]
Class A	26.56%	38.82%	23.10%	124.83% (124.44)
Class B	26.08	37.79	20.27	116.55 (116.16)
Class C	26.08	37.79	20.27	116.55 (116.16)
Class Z	26.72	39.14	23.97	127.74 (127.36)
S&P SC 1500 Index[3]	6.66	19.46	–3.60	–7.13
S&P SC Health Care Index[4]	8.48	12.57	–2.09	13.20
Lipper Health/Biotechnology Funds Avg.[5]	10.27	19.71	–0.67	63.21

Average Annual Total Returns[1] as of 6/30/04
		One Year	Three Years	Since Inception[2]
Class A		25.03%	3.84%	16.12% (16.08)
Class B		26.30	4.10	16.45 (16.40)
Class C		30.30	5.02	16.56 (16.51)
Class Z		32.59	6.07	17.74 (17.70)
S&P SC 1500 Index[3]		20.38	0.19	–1.06
S&P SC Health Care Index[4]		8.09	0.50	2.53
Lipper Health/Biotechnology Funds Avg.[5]		16.26	–0.84	9.75

1Source: Prudential Investments LLC, Lipper Inc., and MaCS through Standard & Poor’s (S&P). The cumulative total returns do not take into account applicable sales charges. The average annual total returns do take into account applicable sales charges. Through March 14, 2004, the Fund charged a maximum front-end sales charge of 5% for Class A shares and a 12b-1 fee of up to 0.30% annually. Effective March 15, 2004, Class A shares are subject to a maximum front-end sales charge of 5.50% and a 12b-1 fee of up to 0.30% annually. Investors who purchase Class A shares in an amount of $1 million or more do not pay a front-end sales charge, but are subject to a contingent deferred sales charge (CDSC) of 1% for shares sold within 12 months of purchase. Class B shares are subject to a declining CDSC for the first six years after purchase and a 12b-1 fee

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of 1% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Through February 1, 2004, Class C shares were subject to a front-end sales charge of 1%, a CDSC of 1% for shares redeemed within 18 months of purchase, and a 12b-1 fee of 1% annually. Class C shares purchased on or after February 2, 2004 are not subject to a front-end sales charge, the CDSC of 1% for Class C shares purchased on or after that date will apply for redemptions within 12 months from the date of purchase, and the annual 12b-1 fee will remain 1%. Class Z shares are not subject to a sales charge or 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Without waiver of management fees and/or expense subsidization, the Fund’s cumulative and average annual total returns would have been lower, as indicated in parentheses.

2Inception date: 6/30/99.

3The Standard & Poor’s SuperComposite (S&P SC) 1500 Index—an unmanaged index of the 500 large, established, publicly traded stocks in the Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index); the 400 stocks contained in the S&P Mid-Cap 400 Index; and the 600 small-capitalization stocks comprising the S&P SmallCap 600 Index—gives a broad look at how U.S. stock prices have performed.

4The S&P SC Health Care Index is an unmanaged, capitalization-weighted index that measures the performance of the healthcare sector of the S&P SC 1500 Index.

5The Lipper Health/Biotechnology Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper Health/Biotechnology Funds category for the periods noted. Funds in the Lipper Average invest primarily in shares of companies engaged in healthcare, medicine, and biotechnology.

Investors cannot invest directly in an index. The returns for the S&P SC 1500 Index, S&P SC Health Care Index, and the Lipper Average would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

Top Five Holdings expressed as a percentage of net assets as of 5/31/04
Sepracor Inc., Pharmaceuticals	6.0%
OSI Pharmaceuticals, Inc., Biotechnology	5.8
Elan Corp. PLC (ADR), Pharmaceuticals	5.8
IVAX Corp., Pharmaceuticals	4.4
Genentech, Inc., Biotechnology	3.9

Holdings are subject to change.

Top Industries expressed as a percentage of net assets as of 5/31/04****
Pharmaceuticals	48.4%
Biotechnology	33.9
Healthcare Providers & Services	7.7
Healthcare Equipment & Supplies	6.0

**** This Fund only has 4 industries.

Industry weightings are subject to change.

Jennison Sector Funds, Inc./Jennison Health Sciences Fund	3

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Financial Statements

MAY 31, 2004	SEMIANNUAL REPORT

Jennison Sector Funds, Inc.

Jennison Health Sciences Fund

Portfolio of Investments

as of May 31, 2004 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 96.0%
COMMON STOCKS 95.9%

Biotechnology 33.8%
533,333	Acorda Therapeutics, Inc.(a)(b)	$2,266,665
156,764	Amgen, Inc.(a)(e)	8,574,991
412,000	Axonyx, Inc.(a)(e)	2,043,520
240,000	Bioenvision, Inc.(a)(b)	2,257,200
12,100	Biogen Idec, Inc.(a)(e)	752,015
228,900	Celgene Corp.(a)(e)	13,047,300
200,000	ConjuChem, Inc. (Canada)(a)	1,868,679
397,200	DOV Pharmaceutical, Inc.(a)	5,981,832
269,800	Dyax Corp.(a)	2,657,530
1,439,700	Genelabs Technologies, Inc.(a)(e)	3,743,220
233,000	Genentech, Inc.(a)(e)	13,935,730
173,800	Gilead Sciences, Inc.(a)(e)	11,376,948
95,200	Incyte Corp.(a)	682,584
465,800	Insmed, Inc.(a)(e)	1,070,874
283,400	Keryx Biopharmaceuticals, Inc.(a)(e)	3,789,058
250,000	MedImmune, Inc.(a)	6,017,500
62,700	Neurocrine Biosciences, Inc.(a)(e)	3,592,083
150,000	Nuvelo, Inc.(a)	1,305,000
250,000	OSI Pharmaceuticals, Inc.(a)(e)	20,490,000
99,300	Progenics Pharmaceuticals, Inc.(a)	1,742,715
109,300	Renovis, Inc.(a)	1,111,581
349,600	Telik, Inc.(a)(e)	8,005,840
240,800	Transkaryotic Therapies, Inc.(a)(e)	3,472,336

		119,785,201

Healthcare Equipment & Supplies 6.0%
55,200	Alcon, Inc. (Switzerland)(e)	4,330,992
70,000	Guidant Corp.	3,803,800
250,000	Illumina, Inc.(a)	1,585,000
94,550	INAMED Corp.(a)(e)	5,630,452
120,500	Kinetic Concepts, Inc.(a)	5,844,250

		21,194,494

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

Healthcare Providers & Services 7.7%
194,400	Caremark Rx, Inc.(a)(e)	$6,065,280
240,100	Community Health Systems, Inc.(a)	6,122,550
105,700	Covance, Inc.(a)(e)	3,828,454
94,900	LifePoint Hospitals, Inc.(a)	3,568,240
106,000	PacifiCare Health Systems, Inc.(a)(e)	3,914,580
47,800	Sierra Health Services, Inc.(a)(e)	2,045,362
27,400	UnitedHealth Group, Inc.(e)	1,787,850

		27,332,316

Pharmaceuticals 48.4%
704,500	aaiPharma, Inc.(a)(e)	3,247,745
128,500	Abbott Laboratories(e)	5,295,485
256,600	Able Laboratories, Inc.(a)(e)	4,772,760
97,700	Adolor Corp.(a)(e)	1,363,892
330,000	Advancis Pharmaceutical Corp.(a)(e)	2,999,700
149,800	Allergan, Inc.	13,317,220
119,000	AstraZeneca PLC (ADR) (United Kingdom)(e)	5,581,100
101,800	AtheroGenics, Inc.(a)(e)	2,391,282
94,000	Aventis SA (ADR) (France)(a)	7,447,620
283,000	Biovail Corp. (Canada)(a)(e)	4,972,310
150,000	Corcept Therapeutics, Inc.(a)	1,683,000
200,000	Cortex Pharmaceuticals, Inc.(a)(e)	456,000
192,200	Discovery Laboratories, Inc.(a)	2,102,668
868,200	Elan Corp. PLC (ADR) (Ireland)(a)(e)	20,394,018
178,900	Eli Lilly & Co.	13,179,563
250,000	IntraBiotics Pharmaceuticals, Inc.(a)	3,557,500
641,900	IVAX Corp.(a)(e)	15,630,265
97,900	Johnson & Johnson	5,454,009
82,100	Medicis Pharmaceutical Corp. (Class A)(e)	3,474,472
112,200	Merck & Co., Inc.	5,307,060
82,300	Nektar Therapeutics(a)	1,768,627
137,400	Novartis AG (ADR) (Switzerland)(e)	6,206,358
173,775	Pfizer, Inc.	6,141,209
63,600	Roche Holding AG (ADR) (Switzerland)(e)	6,692,603
477,500	Sepracor, Inc.(a)(e)	21,243,975
434,000	SuperGen, Inc.(a)(e)	3,285,380
53,200	Teva Pharmaceutical Industries Ltd. (ADR) (Israel)(e)	3,520,244

		171,486,065

	Total common stocks (cost $269,216,401)	339,798,076

See Notes to Financial Statements.

Jennison Sector Funds, Inc./Jennison Health Sciences Fund	7

Portfolio of Investments

as of May 31, 2004 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)
Preferred Stock
	Geneprot Inc. Private Placement (Switzerland)(a)(b)(c)
200,000	(cost $1,100,000; purchased 7/7/00)	$0

Units

Warrants(a) 0.1%
	Bioenvision, Inc. expiring 3/22/09(b)
48,000	(cost $0)	232,306

	Total long-term investments (cost $270,316,401)	340,030,382

SHORT-TERM INVESTMENTS 47.1%

Shares

Mutual Fund 47.1%
	Dryden Core Investment Fund - Taxable Money Market Series(f)
166,676,739	(cost $166,676,739; Note 3)	166,676,739

Principal Amount (000)

Repurchase Agreement
	State Street Bank & Trust Co. Repurchase Agreement(g) 0.05%, 6/01/04
$141	(cost $141,000)	141,000

U.S. Government Securities
	United States Treasury Bills(d) 0.915%, 6/24/04
105	(cost $104,939)	104,939

	Total short-term investments (cost $166,922,678)	166,922,678

Contracts

OUTSTANDING OPTIONS PURCHASED(a) 0.1%

Call Options 0.1%
1,000	Guidant Corp. expiring 7/17/04 @ 55	230,000
5,000	Pfizer, Inc. expiring 6/19/04 @ 38	45,000

		275,000

See Notes to Financial Statements.

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Contracts	Description	Value (Note 1)
Put Options
750	Sepracor, Inc. expiring 6/19/04 @ 45	$138,750

	Total outstanding options purchased (cost $710,613)	413,750

	Total investments, before outstanding options written 143.2% (cost $437,949,692; Note 5)	507,366,810

OUTSTANDING OPTIONS WRITTEN(a) (0.4%)

Call Options
3,000	Elan Corp. PLC expiring 6/19/04 @ 25	(180,000)
700	Guidant Corp. expiring 6/19/04 @ 55	(101,500)
1,000	OSI Pharmaceuticals, Inc. expiring 6/19/04 @ 80	(640,000)
1,000	OSI Pharmaceuticals, Inc. expiring 7/17/14 @ 90	(400,000)
1,000	Sepracor, Inc. expiring 7/17/04 @ 50	(135,000)

	Total outstanding options written (premium received $1,446,276)	(1,456,500)

	Total investments, net of outstanding options written 142.8% (cost $436,503,416)	505,910,310
	Liabilities in excess of other assets ( 42.8%)	(151,770,618)

	Net Assets 100%	$354,139,692

(a)	Non-income producing securities.
(b)	Fair-valued security, see Note 1.
(c)	Indicates a restricted security, see Note 1. The cost of such security is $1,100,000. At May 31, 2004, the security has no value.
(d)	Percentages quoted represent yield-to-maturity as of purchase date.
(e)	Securities, or portion thereof, on loan, see Note 4.
(f)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(g)	State Street Bank & Trust Repurchase Agreement, 0.05% dated 5/28/04, due 6/1/04 in the amount of $141,001 (cost $141,000; collateralized by U.S. Treasury Bond 6.5%, due 11/15/26. The value of the collateral including accrued interest was $149,610).

ADR—American Depository Receipt.

See Notes to Financial Statements.

Jennison Sector Funds, Inc./Jennison Health Sciences Fund	9

Statement of Assets and Liabilities

as of May 31, 2004 (Unaudited)

Assets
Investments, at value including securities on loan of $140,241,526 (cost $437,949,692)	$507,366,810
Cash	114,199
Receivable for Fund shares sold	1,339,377
Receivable for investments sold	1,127,825
Dividends and interest receivable	170,968
Tax reclaim receivable	6,167
Other assets	1,029

Total assets	510,126,375

Liabilities
Payable to broker for collateral for securities on loan	147,149,788
Payable for investments purchased	5,777,616
Outstanding options written (premium received $1,446,276)	1,456,500
Payable for Fund shares repurchased	971,729
Management fee payable	223,587
Distribution fee payable	222,907
Accrued expenses	184,556

Total liabilities	155,986,683

Net Assets	$354,139,692

Net assets were comprised of:
Common stock, at par	$206,396
Paid-in capital in excess of par	271,335,153

271,541,549
Net investment loss	(2,160,285)
Accumulated net realized gain on investments and foreign currency transactions	15,351,372
Net unrealized appreciation on investments and foreign currencies	69,407,056

Net assets, May 31, 2004	$354,139,692

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($93,498,125 ÷ 5,303,520 shares of common stock issued and outstanding)	$17.63
Maximum sales charge (5.5% of offering price)	1.03

Maximum offering price to public	$18.66

Class B
Net asset value, offering price and redemption price per share ($179,579,916 ÷ 10,609,633 shares of common stock issued and outstanding)	$16.93

Class C
Net asset value offering price and redemption price per share ($61,251,443 ÷ 3,618,754 shares of common stock issued and outstanding)	$16.93

Class Z
Net asset value, offering price and redemption price per share ($19,810,208 ÷ 1,107,644 shares of common stock issued and outstanding)	$17.88

See Notes to Financial Statements.

Jennison Sector Funds, Inc./Jennison Health Sciences Fund	11

Statement of Operations

Six Months Ended May 31, 2004

Net Investment Loss
Income
Dividends (net of foreign withholding taxes of $43,220)	$629,436
Income from securities loaned, net	190,056

Total income	819,492

Expenses
Management fee	1,231,012
Distribution fee—Class A	104,864
Distribution fee—Class B	840,710
Distribution fee—Class C	291,324
Transfer agent’s fees and expenses	326,000
Custodian’s fees and expenses	74,000
Reports to shareholders	55,000
Registration fees	24,000
Audit fee	11,000
Legal fees and expenses	8,000
Directors’ fees	6,000
Miscellaneous	7,867

Total expenses	2,979,777

Net investment loss	(2,160,285)

Realized And Unrealized Gain (Loss) On Investments And Foreign Currencies
Net realized gain (loss) on:
Investment transactions	59,392,161
Short sale transactions	(125,315)
Foreign currency transactions	(4,857)
Written options transactions	(8,334,659)

50,927,330

Net change in unrealized appreciation (depreciation) on:
Investments	25,452,699
Short sales	(57,502)
Foreign currencies	4,904
Written options	(14,710)

25,385,391

Net gain on investments	76,312,721

Net Increase In Net Assets Resulting From Operations	$74,152,436

See Notes to Financial Statements.

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Statement of Changes in Net Assets

For the Six Months and Year Ended Periods (Unaudited)

	Six Months Ended May 31, 2004	Year Ended November 30, 2003
Increase (Decrease) In Net Assets
Operations
Net investment loss	$(2,160,285)	$(3,306,379)
Net realized gain on investment transactions	50,927,330	5,485,840
Net change in unrealized appreciation on investments	25,385,391	63,399,453

Net increase in net assets resulting from operations	74,152,436	65,578,914

Fund share transactions (net of share conversions) (Note 6)
Net proceeds from shares sold	35,802,446	50,921,378
Cost of shares reacquired	(48,960,702)	(74,023,662)

Net decrease in net assets from Fund share transactions	(13,158,256)	(23,102,284)

Total increase	60,994,180	42,476,630

Net Assets
Beginning of period	293,145,512	250,668,882

End of period	$354,139,692	$293,145,512

See Notes to Financial Statements.

Jennison Sector Funds, Inc./Jennison Health Sciences Fund	13

Notes to Financial Statements

Jennison Sector Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940 as an open-end management investment company. The Company presently consists of four Portfolios: Jennison Financial Services Fund, Jennison Utility Fund, Jennison Technology Fund and Jennison Health Sciences Fund (the “Fund”). The financial statements relate to Jennison Health Sciences Fund. The financial statements of the other Portfolios are not presented herein. Investment operations for the Fund commenced on June 30, 1999.

The Fund is non-diversified and its investment objective is long-term capital appreciation which is sought by investing at least 80% of the Fund’s net assets in equity-related securities of U.S. companies engaged in the drug, healthcare, medicine, medical device and biotechnology group of industries.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Company and the Fund in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the official closing price provided by Nasdaq. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange. Future contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

Securities for which reliable market quotations are not readily available, or whose

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values have been effected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Fund held illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). The restricted securities held by the Fund as of May 31, 2004 include registration rights. Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principle amount due at maturity and cost. Short-term securities which mature in 60 days are valued at current market quotations.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked to market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current daily rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Jennison Sector Funds, Inc./Jennison Health Sciences Fund	15

Notes to Financial Statements

Cont’d

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the fiscal period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, realized foreign currency gains and losses are included in the reported net realized gains and losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net realized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Short Sales: The Fund may make short sales of securities as a method of hedging potential price declines in similar securities owned. When the Fund makes a short sale, it will borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow the particular securities and may be obligated to return any interest or dividends received on such borrowed securities. The fee may be referred to as the “initial margin.” Subsequent payments, known as “variation margin”, are made or received by the Fund each day, depending on the daily fluctuations in value of the security sold short. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited as to dollar amount, will be recognized upon the termination of a short sale if the market price at termination is less or greater than the proceeds

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originally received, respectively, and is presented in the Statement of Operations as net realized gain or loss on short sale transactions.

Options: The Fund may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates with respect to securities or currencies which the Fund currently owns or intends to purchase. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase in determining whether the Fund has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on written options transactions.

The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or currencies underlying the written option. The Fund, as purchaser of an option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

The use of derivative transactions involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities.

Securities Lending: The Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any

Jennison Sector Funds, Inc./Jennison Health Sciences Fund	17

Notes to Financial Statements

Cont’d

cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains or losses from security and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis. The Company’s expenses are allocated to the respective portfolios on the basis of relative net assets except for expenses that are charged directly at the portfolio level or class level.

Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income and distributions of net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, each portfolio in the Company is treated as a separate tax paying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

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Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Company has a management agreement for the Fund with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. PI pays for the services of Jennison, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

Effective June 1, 2004 the management fee paid to PI is computed daily and payable monthly at an annual rate of 0.75 of 1% of average daily net assets up to $1 billion and 0.70 of 1% of average daily net assets in excess of $1 billion. Prior to June 1, 2004 the management fee was 0.75 of 1% of average daily net assets.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution (the “Class A, B and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. For the six months ended May 31, 2004, PIMS contractually agreed to limit such fees to .25 of 1% of the average daily net assets of the Class A shares.

PIMS has advised the Fund that it received approximately $115,100 and $4,500 in front-end sales charges resulting from sales of Class A and Class C shares, respectively, during the six months ended May 31, 2004. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended May 31, 2004, it received approximately $146,800 and $6,400 in contingent deferred sales charges imposed upon redemptions by certain Class B and Class C shareholders, respectively.

Jennison Sector Funds, Inc./Jennison Health Sciences Fund	19

Notes to Financial Statements

Cont’d

PI, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with a group of banks. The SCA provides for a commitment of $800 million and allows the Funds to increase the commitment to $1 billion, if necessary. Interest on any borrowings will be incurred at market rates. The Funds pay a commitment fee of .08 of 1% of the unused portion of the SCA. The commitment fee is accrued daily and paid quarterly and is allocated to the Funds pro rata, based on net assets. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The expiration date of the SCA was April 30, 2004. Effective May 1, 2004 the commitment was reduced to $500 million. All other terms and conditions remain the same. The expiration date of the renewed SCA is October 29, 2004. The Fund did not borrow any amounts pursuant to the SCA during the six months ended May 31, 2004.

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Company’s transfer agent. During the six months ended May 31, 2004, the Fund incurred fees of approximately $246,100 for the services of PMFS. As of May 31, 2004, approximately $41,000 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national mutual fund clearing system. The Fund incurred approximately $36,800 in total networking fees, of which the amount relating to the services of Wachovia Securities, LLC (“Wachovia”), an affiliate of PI, was approximately $34,300 for the six months ended May 31, 2004. As of May 31, 2004, approximately $6,800 of such fees were due to Wachovia. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the securities lending agent for the Fund. For the six

20	Visit our website at www.jennisondryden.com

months ended May 31, 2004, PIM has been compensated approximately $63,400 for these services.

The Fund invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI. During the six months ended May 31, 2004, the Fund earned income of approximately $111,100 and $190,100, respectively, from the Series by investing their excess cash and collateral received from securities lending, respectively.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended May 31, 2004 were $263,747,897 and $273,324,387, respectively.

As of May 31, 2004, the Fund had securities on loan with an aggregate market value of $140,241,526. The Fund received $147,149,788 in cash as collateral for securities on loan which was used to purchase highly liquid short-term investments in accordance with the Fund’s securities lending procedures.

Transactions in options written during the six months ended May 31, 2004, was as follows:

	Number of Contracts	Premiums Received
Options outstanding as of November 30, 2003	2,250	$295,736
Options written	34,000	4,643,112
Options closed	(19,200)	(2,406,654)
Options exercised	(50)	(3,369)
Options expired	(10,300)	(1,082,549)

Options outstanding as of May 31, 2004	6,700	$1,446,276

Note 5. Distributions and Tax Information

As of November 30, 2003, the Fund had capital loss carryforward for tax purposes of approximately $27,897,700 which expires in 2010. During the year ended November 30, 2003, the Fund utilized approximately $2,985,700 of its prior year capital loss carryforward. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such carryforward. The

Jennison Sector Funds, Inc./Jennison Health Sciences Fund	21

Notes to Financial Statements

Cont’d

Fund elected to treat net capital losses of approximately $428,000 incurred in the one-month period ended November 30, 2003 as having occurred in the current fiscal year.

The United States federal income tax basis of the Funds’ investments and the net unrealized appreciation as of May 31, 2004 were as follows:

Tax Basis	Appreciation	Depreciation	Total Net Unrealized Appreciation
$439,084,919	$78,524,163	$10,242,272	$68,281,891

The difference between book basis and tax basis is primarily attributable to the difference in the treatment of wash sale losses for book and tax purposes.

Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.5%. Prior to March 15, 2004, Class A shares were sold with a front-end sales charge of 5%. Effective on March 15, 2004, all investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Prior to February 2, Class C shares were sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class C shares purchased on or after February 2, 2004 are not subject to an initial sales charge and the contingent deferred sales charge (CDSC) for Class C shares will be 12 months from the date of purchase. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

There are 400 million shares of $.01 par value per share common stock authorized, divided into four classes, designated Class A, Class B, Class C and Class Z common stock, each of which consists of 100 million authorized shares.

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Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended May 31, 2004:
Shares sold	889,338	$14,638,724
Shares reacquired	(785,233)	(12,664,700)

Net increase (decrease) in shares outstanding before conversion	104,105	1,974,024
Shares issued upon conversion from Class B	83,301	1,280,679

Net increase (decrease) in shares outstanding	187,406	$3,254,703

Year ended November 30, 2003:
Shares sold	1,670,564	$21,409,624
Shares reacquired	(1,785,694)	(22,071,214)

Net increase (decrease) in shares outstanding before conversion	(115,130)	(661,590)
Shares issued upon conversion from Class B	201,365	2,497,632

Net increase (decrease) in shares outstanding	86,235	$(1,836,042)

Class B
Six months ended May 31, 2004:
Shares sold	617,048	$9,800,492
Shares reacquired	(955,557)	(14,946,433)

Net increase (decrease) in shares outstanding before conversion	(338,509)	(5,145,941)
Shares issued upon conversion into Class A	(86,540)	(1,280,679)

Net increase (decrease) in shares outstanding	(425,049)	$(6,426,620)

Year ended November 30, 2003:
Shares sold	992,392	$12,105,163
Shares reacquired	(2,124,901)	(24,937,283)

Net increase (decrease) in shares outstanding before conversion	(1,132,509)	(12,832,120)
Shares issued upon conversion into Class A	(208,103)	(2,497,632)

Net increase (decrease) in shares outstanding	(1,340,612)	$(15,329,752)

Class C
Six months ended May 31, 2004:
Shares sold	245,228	$4,015,936
Shares reacquired	(517,338)	(8,152,220)

Net increase (decrease) in shares outstanding	(272,110)	$(4,136,284)

Year ended November 30, 2003:
Shares sold	406,354	$4,980,727
Shares reacquired	(1,076,173)	(12,605,245)

Net increase (decrease) in shares outstanding	(669,819)	$(7,624,518)

Jennison Sector Funds, Inc./Jennison Health Sciences Fund	23

Notes to Financial Statements

Cont’d

Class Z	Shares	Amount
Six months ended May 31, 2004:
Shares sold	429,211	$7,347,294
Shares reacquired	(852,992)	(13,197,349)

Net increase (decrease) in shares outstanding	(423,781)	$(5,850,055)

Year ended November 30, 2003:
Shares sold	959,240	$12,425,864
Shares reacquired	(1,180,692)	(14,409,920)

Net increase (decrease) in shares outstanding	(221,452)	$(1,984,056)

Note 7. Change in Independent Registered Pubic Accounting Firm

PricewaterhouseCoopers LLP was previously the independent auditors for the Fund. The decision to change the independent auditors was approved by the Audit Committee and by the Board of Directors in a meeting held on September 2, 2003, resulting in KPMG LLP’s appointment as independent auditors of the Fund.

The reports on the financial statements of the Fund audited by PricewaterhouseCoopers LLP through the year ended November 30, 2003 did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. There were no disagreements between the Fund and PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures.

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This Page Intentionally Left Blank

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended May 31, 2004
Per Share Operating Performance:
Net Asset Value, Begining Of Period	$13.93

Income from investment operations:
Net investment loss	(.06)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	3.76

Total from investment operations	3.70

Less Distributions
Distributions from net realized gains	—

Net asset value, end of period	$17.63

Total Return(a):	26.56%
Ratios/Supplemental Data:
Net assets, end of period (000)	$93,498
Average net assets (000)	$83,891
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(f)	1.31	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.06	%(c)
Net investment loss	(.81	)%(c)
For Class A, B, C and Z shares:
Portfolio turnover rate	87	%(e)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of distributions. Total returns for periods of less than a full year are not annualized.
(b)	Commencement of investment operations.
(c)	Annualized.
(d)	Net of management fee waiver.
(e)	Not annualized.
(f)	The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares.

See Notes to Financial Statements.

26	Visit our website at www.jennisondryden.com

Class A
Year Ended November 30,					June 30, 1999(b) Through November, 30, 1999
2003	2002	2001	2000

$10.78	$15.62	$18.51	$10.86		$10.00

(.09)	(.04)	(.01)	(.01	)(d)	(.02	)(d)
3.24	(3.99)	.10	7.81		.88

3.15	(4.03)	.09	7.80		.86

—	(.81)	(2.98)	(.15)		—

$13.93	$10.78	$15.62	$18.51		$10.86

29.22%	(27.09)%	.76%	72.32%		8.60%

$71,249	$54,246	$92,196	$98,129		$36,646
$62,783	$72,143	$94,702	$59,890		$32,032

1.42%	1.37%	1.29%	1.10	%(d)	1.59	%(c)(d)
1.17%	1.12%	1.04%	.85	%(d)	1.34	%(c)(d)
(.73)%	(.48)%	(.49)%	(.13	)%(d)	(.43	)%(c)(d)

192%	116%	94%	138%		61	%(e)

See Notes to Financial Statements.

Jennison Sector Funds, Inc./Jennison Health Sciences Fund	27

Financial Highlights

(Unaudited) Cont’d

	Class B
	Six Months Ended May 31, 2004
Per Share Operating Performance
Net Asset Value, Begining Of Period	$13.42

Income from investment operations:
Net investment loss	(.12)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	3.63

Total from investment operations	3.51

Less Distributions:
Distributions from net realized gains	—

Net asset value, end of period	$16.93

Total Return(a):	26.08%
Ratios/Supplemental Data:
Net assets, end of period (000)	$179,580
Average net assets (000)	$168,142
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	2.06	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.06	%(c)
Net investment loss	(1.56	)%(c)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of distributions. Total returns for periods of less than a full year are not annualized.
(b)	Commencement of investment operations.
(c)	Annualized.
(d)	Net of management fee waiver.

See Notes to Financial Statements.

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Class B
Year Ended November 30,					June 30, 1999(b) Through November 30, 1999
2003	2002	2001	2000

$10.47	$15.30	$18.31	$10.83		$10.00

(.20)	(.17)	(.21)	(.11	)(d)	(.05	)(d)
3.15	(3.85)	.18	7.74		.88

2.95	(4.02)	(.03)	7.63		.83

—	(.81)	(2.98)	(.15)		—

$13.42	$10.47	$15.30	$18.31		$10.83

28.18%	(27.62)%	.06%	70.85%		8.30%

$148,077	$129,568	$215,087	$222,772		$89,061
$137,866	$164,481	$207,806	$156,579		$74,448

2.17%	2.12%	2.04%	1.85	%(d)	2.34	%(c)(d)
1.17%	1.12%	1.04%	.85	%(d)	1.34	%(c)(d)
(1.47)%	(1.23)%	(1.24)%	(.87	)%(d)	(1.20	)%(c)(d)

See Notes to Financial Statements.

Jennison Sector Funds, Inc./Jennison Health Sciences Fund	29

Financial Highlights

(Unaudited) Cont’d

	Class C
	Six Months Ended May 31, 2004
Per Share Operating Performance
Net Asset Value, Begining Of Period	$13.42

Income from investment operations:
Net investment loss	(.13)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	3.64

Total from investment operations	3.51

Less Distributions:
Distributions from net realized gains	—

Net asset value, end of period	$16.93

Total Return(a):	26.08%
Ratios/Supplemental Data:
Net assets, end of period (000)	$61,252
Average net assets (000)	$58,265
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	2.06	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.06	%(c)
Net investment loss	(1.56	)%(c)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of distributions. Total returns for periods of less than a full year are not annualized.
(b)	Commencement of investment operations.
(c)	Annualized.
(d)	Net of management fee waiver.

See Notes to Financial Statements.

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Class C
Year Ended November 30,					June 30, 1999(b) Through November 30, 1999
2003	2002	2001	2000

$10.47	$15.30	$18.31	$10.83		$10.00

(.21)	(.18)	(.22)	(.12	)(d)	(.05	)(d)
3.16	(3.84)	.19	7.75		.88

2.95	(4.02)	(.03)	7.63		.83

—	(.81)	(2.98)	(.15)		—

$13.42	$10.47	$15.30	$18.31		$10.83

28.18%	(27.62)%	.06%	70.85%		8.30%

$52,212	$47,750	$86,887	$93,698		$46,551
$49,357	$63,423	$86,176	$69,491		$41,090

2.17%	2.12%	2.04%	1.85	%(d)	2.34	%(c)(d)
1.17%	1.12%	1.04%	.85	%(d)	1.34	%(c)(d)
(1.47)%	(1.23)%	(1.23)%	(.87	)%(d)	(1.18	)%(c)(d)

See Notes to Financial Statements.

Jennison Sector Funds, Inc./Jennison Health Sciences Fund	31

Financial Highlights

(Unaudited) Cont’d

	Class Z
	Six Months Ended May 31, 2004
Per Share Operating Performance
Net Asset Value, Begining Of Period	$14.11

Income from investment operations:
Net investment loss	(.05)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	3.82

Total from investment operations	3.77

Less Distributions:
Distributions from net realized gains	—

Net asset value, end of period	$17.88

Total Return(a):	26.72%
Ratios/Supplemental Data:
Net assets, end of period (000)	$19,810
Average net assets (000)	$17,972
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.06	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.06	%(c)
Net investment income (loss)	(.58	)%(c)

(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b)	Commencement of investment operations.
(c)	Annualized.
(d)	Net of management fee waiver.
(e)	Less than ($0.005).

See Notes to Financial Statements.

32	Visit our website at www.jennisondryden.com

Class Z
Year Ended November 30,					June 30, 1999(b) Through November 30, 1999
2003	2002	2001	2000

$10.90	$15.74	$18.58	$10.88		$10.00

(.01)	— (e)	.04	.01	(d)	(.01	)(d)
3.22	(4.03)	.10	7.84		.89

3.21	(4.03)	.14	7.85		.88

—	(.81)	(2.98)	(.15)		—

$14.11	$10.90	$15.74	$18.58		$10.88

29.45%	(26.88)%	1.14%	72.55%		8.80%

$21,607	$19,106	$32,475	$31,101		$8,381
$18,671	$24,447	$30,209	$17,429		$6,932

1.17%	1.12%	1.04%	.85	%(d)	1.34	%(c)(d)
1.17%	1.12%	1.04%	.85	%(d)	1.34	%(c)(d)
(.48)%	(.23)%	(.25)%	.12	%(d)	(.20	)%(c)(d)

See Notes to Financial Statements.

Jennison Sector Funds, Inc./Jennison Health Sciences Fund	33

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment adviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the SEC’s website at http://www.sec.gov.

DIRECTORS
David E.A. Carson•Robert F. Gunia•Robert E. La Blanc•Douglas H. McCorkindale• Richard A. Redeker•Judy A. Rice•Robin B. Smith•Stephen D. Stoneburn• Clay T. Whitehead

OFFICERS
Judy A. Rice, President•Robert F. Gunia, Vice President•Grace C. Torres, Treasurer and Principal Financial and Accounting Officer•William V. Healey, Chief Legal Officer•
Maryanne Ryan, Anti-Money Laundering Compliance Officer• Lee D. Augsburger, Chief Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT ADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 14th Floor 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	State Street Bank and Trust Company	One Heritage Drive North Quincy, MA 02171

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19101

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	757 Third Avenue 10th Floor New York, NY 10017

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004

Jennison Health Sciences Fund
Share Class	A	B	C	Z
NASDAQ	PHLAX	PHLBX	PHLCX	PHSZX
CUSIP	476294509	476294608	476294707	476294806

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter. The accompanying financial statements as of May 31, 2004 were not audited, and accordingly, no auditor’s opinion is expressed on them.

Quantitative Management Associates and Prudential Fixed Income are business units of Prudential Investment Management, Inc. (PIM), and Jennison Associates LLC is a subsidiary of PIM. Jennison Associates LLC and PIM are registered investment advisers. PIM is a subsidiary of Prudential Financial, Inc.

E-DELIVERY

To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Jennison Health Sciences Fund
Share Class	A	B	C	Z
NASDAQ	PHLAX	PHLBX	PHLCX	PHSZX
CUSIP	476294509	476294608	476294707	476294806

MF188E4    IFS-A094330    Ed. 07/2004

Jennison Financial Services Fund

MAY 31, 2004	SEMIANNUAL REPORT

FUND TYPE

Sector stock

OBJECTIVE

Long-term capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

JennisonDryden is a registered trademark of The Prudential Insurance Company of America.

Dear Shareholder,

July 16, 2004

The U.S. stock market slowed in 2004 following a particularly strong performance in 2003. Although the recovery in corporate profitability that began in 2003 has continued, the stock market in 2004 has been dominated by a sense of uncertainty.

As always, we believe you are best served by a diversified asset allocation strategy developed in consultation with a financial professional who knows you and understands your reasons for investing, the time you have to reach your goals, and the amount of risk you are comfortable assuming. JennisonDryden’s sector funds can add a particular emphasis to your portfolio, such as increased exposure to economic sectors that are growing rapidly. Your financial professional can help you determine whether sector investing is right for you and choose the appropriate funds to implement your strategy.

Whether you are investing for your retirement, your children’s education, or some other purpose, JennisonDryden mutual funds offer the experience, resources, and professional discipline of three leading asset managers that can make a difference for you. JennisonDryden equity funds are advised by Jennison Associates LLC and/or Quantitative Management Associates LLC (QMA). Prudential Investment Management, Inc. (PIM) advises the JennisonDryden fixed income and money market funds. Jennison Associates, QMA, and PIM are Registered Investment Advisors and Prudential Financial companies.

Thank you for your confidence in JennisonDryden mutual funds.

Sincerely,

Judy A. Rice, President

Jennison Sector Funds, Inc./Jennison Financial Services Fund

Jennison Sector Funds, Inc./Jennison Financial Services Fund	1

Your Fund’s Performance

Fund objective

The investment objective of the Jennison Financial Services Fund (the Fund) is long-term capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852.

Cumulative Total Returns[1] as of 5/31/04
	Six Months	One Year	Three Years	Since Inception[2]
Class A	5.96%	16.12%	10.62%	38.95% (38.73)
Class B	5.56	15.22	8.08	33.91 (33.69)
Class C	5.56	15.22	8.08	33.91 (33.69)
Class Z	6.01	16.40	11.39	40.60 (40.38)
S&P SC 1500 Index[3]	6.66	19.46	–3.60	–7.13
S&P SC Financials Index[4]	6.75	19.82	9.06	23.05
Lipper Financial Services Funds Avg.[5]	5.96	20.88	17.83	41.99

Average Annual Total Returns[1] as of 6/30/04
		One Year	Three Years	Since Inception[2]
Class A		11.15%	1.49%	5.98% (5.95)
Class B		11.75	1.72	6.23 (6.20)
Class C		15.75	2.66	6.39 (6.36)
Class Z		17.88	3.71	7.45 (7.42)
S&P SC 1500 Index[3]		20.38	0.19	–1.06
S&P SC Financials Index[4]		20.13	3.04	4.35
Lipper Financial Services Funds Avg.[5]		21.10	5.20	6.91

1Source: Prudential Investments LLC, Lipper Inc., and MaCS through Standard & Poor’s (S&P). The cumulative total returns do not take into account applicable sales charges. The average annual total returns do take into account applicable sales charges. Without the distribution and service (12b-1) fee waiver of 0.05% for Class A shares, the returns would have been lower. Through March 14, 2004, the Fund charged a maximum front-end sales charge of 5% for Class A shares and a 12b-1 fee of up to 0.30% annually. Effective March 15, 2004, Class A shares are subject to a maximum front-end sales charge of 5.50% and a 12b-1 fee of up to 0.30% annually. Investors who purchase Class A shares in an amount of $1 million or more do not pay a front-end sales charge, but are subject to a contingent deferred sales charge (CDSC) of 1% for shares sold within 12 months of purchase. Class B shares are subject to a declining CDSC for the first six years after purchase, and a 12b-1 fee

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of 1% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Through February 1, 2004, Class C shares were subject to a front-end sales charge of 1%, a CDSC of 1% for shares redeemed within 18 months of purchase, and a 12b-1 fee of 1% annually. Class C shares purchased on or after February 2, 2004 are not subject to a front-end sales charge, the CDSC of 1% for Class C shares purchased on or after that date will apply for redemptions within 12 months from the date of purchase, and the annual 12b-1 fee will remain 1%. Class Z shares are not subject to a sales charge or 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Without waiver of management fees and/or expense subsidization, the Fund’s cumulative and average annual total returns would have been lower, as indicated in parentheses.

2Inception date: 6/30/99.

3The Standard & Poor’s SuperComposite (S&P SC) 1500 Index—an unmanaged index of the 500 large, established, publicly traded stocks in the Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index); the 400 stocks contained in the S&P Mid-Cap 400 Index; and the 600 small-capitalization stocks comprising the S&P SmallCap 600 Index—gives a broad look at how U.S. stock prices have performed.

4The S&P SC Financials Index is an unmanaged, capitalization-weighted index that measures the performance of the financial sector of the S&P SC 1500 Index.

5The Lipper Financial Services Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper Financial Services Funds category for the periods noted. Funds in the Lipper Average invest primarily in equity securities of companies engaged in providing financial services, including, but not limited to, banks, finance companies, insurance companies, and securities/brokerage firms.

Investors cannot invest directly in an index. The returns for the S&P SC 1500 Index and the S&P SC Financials Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

Five Largest Holdings expressed as a percentage of net assets as of 5/31/04
Citigroup, Inc., Diversified Financial Services	13.6%
American International Group, Inc. (AIG), Insurance	7.5
Redwood Trust, Inc., Real Estate Investment Trust	6.2
Bank of America Corp., Commercial Banks	6.0
State Street Corp., Capital Markets	5.1

Holdings are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 5/31/04
Capital Markets	27.0%
Consumer Finance	18.8
Commercial Banks	15.1
Diversified Financial Services	14.4
Insurance	10.5

Industry weightings are subject to change.

Jennison Sector Funds, Inc./Jennison Financial Services Fund	3

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Financial Statements

MAY 31, 2004	SEMIANNUAL REPORT

Jennison Sector Funds, Inc.

Jennison Financial Services Fund

Portfolio of Investments

as of May 31, 2004 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 99.5%
COMMON STOCKS

Capital Markets 27.0%
38,000	Affiliated Managers Group, Inc.(a)	$1,852,500
41,900	Bear, Stearns & Co., Inc.(b)	3,396,414
12,800	Goldman Sachs Group, Inc.	1,202,048
134,010	J.P. Morgan Chase & Co.	4,936,929
65,200	Lehman Brothers Holdings, Inc.	4,932,380
84,300	Mellon Financial Corp.	2,481,792
87,700	Merrill Lynch & Co., Inc.(b)	4,981,360
11,900	Morgan Stanley	636,769
73,000	National Financial Partners Corp.	2,555,000
128,900	State Street Corp.	6,241,338

		33,216,530

Commercial Banks 15.1%
88,859	Bank of America Corp.	7,386,848
166,000	Bank of the Ozarks, Inc.	4,017,200
52,647	U.S. Bancorp	1,479,381
96,700	Wells Fargo & Co.(b)	5,685,960

		18,569,389

Consumer Finance 18.8%
71,300	Alliance Data Systems Corp.(a)	2,638,813
121,600	American Express Co.(b)	6,165,120
70,400	Capital One Financial Corp.(b)	4,932,224
192,950	MBNA Corp.	4,900,930
118,200	SLM Corp.	4,530,606

		23,167,693

Diversified Financial Services 14.4%
55,500	Assured Guaranty Ltd.(a)(b)	943,500
361,580	Citigroup, Inc.	16,788,159

		17,731,659

Insurance 10.5%
53,700	Ambac Financial Group, Inc.	3,713,355
125,604	American International Group, Inc.	9,206,773

		12,920,128

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

Real Estate Investment Trust 6.2%
153,500	Redwood Trust, Inc.	$7,653,510

Thrifts & Mortgage Finance 7.5%
85,399	Countrywide Financial, Inc.(b)	5,508,236
85,400	The PMI Group, Inc.	3,686,718

		9,194,954

	Total long-term investments (cost $106,995,992)	122,453,863

SHORT-TERM INVESTMENTS 24.5%

Mutual Fund 24.0%
29,568,877	Dryden Core Investment Fund - Taxable Money Market Series(c) (Note 3)	29,568,877

Principal Amount (000)

U.S. Government Securities 0.5%
$ 605	United States Treasury Bills, 0.91%, 6/24/04	604,656

	Total short-term investments (cost $30,173,533)	30,173,533

	Total Investments, Before Outstanding Options Written 124.0% (Cost $137,169,525)	152,627,396

Contracts

OUTSTANDING OPTIONS WRITTEN(a) (0.1%)

Put Options (0.1%)
	Fidelity National Financial, Inc. expiring 7/17/04 @ $40
330	(premium received $55,109)	(107,250)

	Total Investments 123.9% (cost $137,114,416; Note 5)	152,520,146
	Liabilities in excess of other assets (23.9%)	(29,404,328)

	Net Assets 100%	$123,115,818

(a)	Non-income producing security.
(b)	Securities, or portion thereof, on loan, see Note 4.
(c)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan, see Note 4.

See Notes to Financial Statements.

Jennison Sector Funds, Inc./Jennison Financial Services Fund	7

Statement of Assets and Liabilities

as of May 31, 2004 (Unaudited)

Assets
Investments, at value, including securities on loan of $28,140,570 (cost $137,169,525)	$152,627,396
Cash	6,323
Receivable for investments sold	2,158,147
Dividends and interest receivable	64,998
Receivable for Fund shares sold	60,509
Prepaid expenses	886

Total assets	154,918,259

Liabilities
Payable to broker for collateral for securities on loan (Note 4)	29,134,724
Payable for investments purchased	1,854,335
Payable for Fund shares reacquired	412,090
Accrued expenses	134,159
Outstanding options written (premium received $55,109)	107,250
Distribution fee payable	82,772
Management fee payable	77,111

Total liabilities	31,802,441

Net Assets	$123,115,818

Net assets were comprised of:
Common stock, at par	$100,729
Paid-in capital in excess of par	101,068,746

101,169,475
Net investment loss	(85,826)
Accumulated net realized gain on investments and foreign currency transactions	6,626,439
Net unrealized appreciation on investments and foreign currencies	15,405,730

Net assets May 31, 2004	$123,115,818

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share
$27,390,618 ÷ 2,202,264 shares of common stock issued and outstanding	$12.44
Maximum sales charge (5.50% of offering price)	0.72

Maximum offering price to public	$13.16

Class B
Net asset value, offering price and redemption price per share
$65,885,425 ÷ 5,423,071 shares of common stock issued and outstanding	$12.15

Class C
Net asset value and redemption price per share
$26,365,843 ÷ 2,170,141 shares of common stock issued and outstanding	$12.15

Class Z
Net asset value, offering price and redemption price per share
$3,473,932 ÷ 277,464 shares of common stock issued and outstanding	$12.52

See Notes to Financial Statements.

Jennison Sector Funds, Inc./Jennison Financial Services Fund	9

Statement of Operations

Six Months Ended May 31, 2004 (Unaudited)

Net Investment Loss
Income
Dividends	$1,303,164
Interest	1,137
Income from securities loaned, net	5,304

Total income	1,309,605

Expenses
Management fee	497,087
Distribution fee—Class A	35,607
Distribution fee—Class B	351,725
Distribution fee—Class C	146,479
Transfer agent’s fees and expenses	182,000
Custodian’s fees and expenses	71,000
Reports to shareholders	22,000
Registration fees	17,000
Audit fee	13,000
Legal fees and expenses	10,000
Directors’ fees	6,000
Miscellaneous	3,132

Total expenses	1,355,030

Net investment loss	(45,425)

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	7,190,007
Foreign currency transactions	(8)

7,189,999

Net change in unrealized appreciation (depreciation) on:
Investments	414,639
Options written	(52,141)

362,498

Net gain on investments	7,552,497

Net Increase In Net Assets Resulting From Operations	$7,507,072

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended May 31, 2004	Year Ended November 30, 2003
Increase (Decrease) In Net Assets
Operations
Net investment income (loss)	$(45,425)	$242,806
Net realized gain on investment transactions and foreign currency transactions	7,189,999	2,056,981
Net change in unrealized appreciation on investments	362,498	15,944,751

Net increase in net assets resulting from operations	7,507,072	18,244,538

Dividends and distributions (Note 1)
Dividends from net investment income
Class A	(183,735)	—
Class Z	(64,827)	—

	(248,562)	—

Distributions from net realized gains
Class A	(134,212)	(965,773)
Class B	(330,996)	(2,557,104)
Class C	(132,796)	(1,125,638)
Class Z	(17,206)	(283,870)

	(615,210)	(4,932,385)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	4,725,422	11,411,328
Net asset value of shares issued in reinvestment of dividends and distributions	813,194	4,656,555
Cost of shares reacquired	(20,872,734)	(33,857,702)

Net decrease in net assets from Fund share transactions	(15,334,118)	(17,789,819)

Total decrease	(8,690,818)	(4,477,666)

Net Assets
Beginning of period	131,806,636	136,284,302

End of period(a)	$123,115,818	$131,806,636

(a) Includes undistributed net investment income of:	$—	$208,161

See Notes to Financial Statements.

Jennison Sector Funds, Inc./Jennison Financial Services Fund	11

Notes to Financial Statements

(Unaudited)

Jennison Sector Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940 as an open-end management investment company. The Company currently consists of four portfolios: Jennison Health Sciences Fund, Jennison Technology Fund, Jennison Utility Fund and Jennison Financial Services Fund (the “fund”). These financial statements relate to Jennison Financial Services Fund. The financial statements of the other portfolios are not presented herein. Investment operations for the Fund commenced on June 30, 1999.

The Fund is non-diversified and its investment objective is long-term capital appreciation. It seeks to achieve this objective by investing primarily in equities of companies in the financial services group of industries.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Company and the Fund in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities that are actively traded via Nasdaq are valued at the official closing price as provided by Nasdaq. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided, by an independent pricing agent or principle market maker. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at

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fair value in accordance with Board of Directors’ approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset value. As of May 31, 2004, there were no securities valued in accordance with such procedures.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates market value. The amortized cost method includes valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than 60 days are valued at current market quotations.

Securities Lending: The Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividend or amounts equivalent thereto, on securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current daily rates of exchange.

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal year, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates

Jennison Sector Funds, Inc./Jennison Financial Services Fund	13

Notes to Financial Statements

(Unaudited) Cont’d

from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the fiscal year. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the fiscal year. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, currency gains or losses realized between the trade and settlement dates of security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at year-end exchange rates are reflected as a component of unrealized appreciation (depreciation) on foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions on sales of portfolio securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis. The Company’s expenses are allocated to the respective portfolios on the basis of relative net assets except for expenses that are charged directly at the portfolio or class level.

Net investment income or loss (other than distribution fees which are charged directly to respective class, and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

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Options: The Fund may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates with respect to securities which the Fund currently owns or intends to purchase. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase in determining whether the Fund has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on written options.

The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as purchaser of an option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

Written options involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities.

Dividends and Distributions: The Fund expects to pay dividends of net investment income and distributions of net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principals, are recorded on the ex-dividend date.

Taxes: For federal income tax purposes, each portfolio in the Company is treated as a separate taxpaying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Jennison Sector Funds, Inc./Jennison Financial Services Fund	15

Notes to Financial Statements

(Unaudited) Cont’d

Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Company has a management agreement for the Fund with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreements provide that Jennison furnishes investment advisory services in connection with the management of the Fund. In connection therewith, Jennison assumes the day-to-day management responsibilities of the Fund and is obligated to keep certain books and records of the Fund. PI pays for the services of Jennison, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

Effective June 1, 2004 the management fee paid to PI is computed daily and payable monthly at an annual rate of 0.75 of 1% of average daily net assets up to $1 billion and 0.70 of 1% of average daily net assets in excess of $1 billion. Prior to June 1, 2004 the management fee was 0.75 of 1% of average daily net assets.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution (the “Class A, B and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. For the six months ended

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May 31, 2004, PIMS contractually agreed to limit such fees to .25 of 1% of the average daily net assets of the Class A Shares.

PIMS has advised the Fund that it received approximately $22,700 and $1,500 in front-end sales charges resulting from sales of Class A and Class C shares, respectively, during the six months ended May 31, 2004. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended May 31, 2004, it received approximately $84,200 and $2,400 in contingent deferred sales charges imposed upon redemptions by certain Class B and Class C shareholders, respectively.

PI, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with a group of banks. The SCA provides for a commitment of $800 million and allows the Funds to increase the commitment to $1 billion, if necessary. Interest on any borrowings under the SCA will be at market rates. The Funds pay a commitment fee of .08 of 1% of the unused portion of the SCA. The commitment fee is accrued and paid quarterly and is allocated to the funds pro rata, based on net assets. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The expiration date of the SCA was April 30, 2004. Effective May 1, 2004, the commitment was reduced to $500 million. All other terms and conditions remain the same. The expiration date of the renewed SCA is October 29, 2004. The Fund did not borrow any amounts pursuant to the SCA during the six months ended May 31, 2004.

Note 3. Other Transactions With Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Company’s transfer agent. During the six months ended May 31, 2004, the Fund incurred fees of approximately $122,000 for the services of PMFS. As of May 31, 2004, approximately $19,600 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Jennison Sector Funds, Inc./Jennison Financial Services Fund	17

Notes to Financial Statements

(Unaudited) Cont’d

The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. The Fund incurred approximately $21,000 in total networking fees, of which the amount relating to the services of Wachovia Securities, LLC (“Wachovia”) was approximately $19,200 for the six months ended May 31, 2004. As of May 31, 2004 approximately $3,800 of such fees were due to Wachovia. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the securities lending agent for the Fund. For the six months ended May 31, 2004, PIM has been compensated approximately $1,800 for these services.

The Fund invests in the Taxable Money Market Series (the “Portfolio”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI. During the six months ended May 31, 2004, the Fund earned income of approximately $4,300 and $5,300 (net), from the Portfolio, by investing its excess cash and collateral received from securities lending, respectively.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended May 31, 2004, were $39,317,202 and $56,143,149 respectively.

As of May 31, 2004, the Fund had securities on loan with an aggregate market value of $28,140,570. The Fund received $29,134,724 in cash as collateral for securities on loan which was used to purchase highly liquid short-term investments in accordance with the Fund’s securities lending procedures.

Transactions in options written during the year ended May 31, 2004, were as follows:

	Number of Contracts	Premiums Received
Options outstanding as of November 30, 2003	—	$—
Options written	(330)	(55,109)

Options outstanding as of May 31, 2004	(330)	$(55,109)

18	Visit our website at www.jennisondryden.com

Note 5. Distributions and Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of May 31, 2004 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$137,473,559	$15,699,520	$545,683	$15,153,837

The difference between book basis and tax basis was attributable to deferred losses on wash sales.

Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.5%. Prior to March 15, 2004 Class A shares were sold with a front-end sales charge of 5.0%. Effective on March 15, 2004, all investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending upon the period of time the shares are held. Through February 1, 2004, Class C shares were sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class C shares purchased on or after February 2, 2004 are not subject to a front-end sales charge and the contingent deferred sales charge (CDSC) for Class C shares is 12 months from the date of purchase. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

There are 400 million shares of $.01 par value per share common stock authorized, divided into four classes, designated Class A, Class B, Class C and Class Z common stock, each of which consists of 100 million authorized shares.

Jennison Sector Funds, Inc./Jennison Financial Services Fund	19

Notes to Financial Statements

(Unaudited) Cont’d

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six Months ended May 31, 2004:
Shares sold	153,465	$1,945,608
Shares issued in reinvestment of distributions	24,941	298,392
Shares reacquired	(308,329)	(3,868,353)

Net increase (decrease) in shares outstanding before conversion	(129,923)	(1,624,353)
Shares issued upon conversion from Class B	51,986	650,879

Net increase (decrease) in shares outstanding	(77,937)	$(973,474)

Year ended November 30, 2003:
Shares sold	248,428	$2,642,024
Shares issued in reinvestment of distributions	91,564	909,860
Shares reacquired	(722,479)	(7,525,072)

Net increase (decrease) in shares outstanding before conversion	(382,487)	(3,973,188)
Shares issued upon conversion from Class B	101,820	1,048,346

Net increase (decrease) in shares outstanding	(280,667)	$(2,924,842)

Class B
Six Months ended May 31, 2004:
Shares sold	146,282	$1,819,398
Shares issued in reinvestment of distributions	26,303	308,796
Shares reacquired	(649,366)	(8,027,728)

Net increase (decrease) in shares outstanding before conversion	(476,781)	(5,899,534)
Shares reacquired upon conversion into Class A	(53,090)	(650,879)

Net increase (decrease) in shares outstanding	(529,871)	$(6,550,413)

Year ended November 30, 2003:
Shares sold	352,157	$3,663,125
Shares issued in reinvestment of distributions	245,226	2,389,308
Shares reacquired	(1,292,814)	(13,106,341)

Net increase (decrease) in shares outstanding before conversion	(695,431)	(7,053,908)
Shares reacquired upon conversion into Class A	(104,073)	(1,048,346)

Net increase (decrease) in shares outstanding	(799,504)	$(8,102,254)

20	Visit our website at www.jennisondryden.com

Class C	Shares	Amount
Six Months ended May 31, 2004:
Shares sold	45,461	$565,612
Shares issued in reinvestment of distributions	10,718	125,830
Shares reacquired	(376,578)	(4,650,009)

Net increase (decrease) in shares outstanding	(320,399)	$(3,958,567)

Year ended November 30, 2003:
Shares sold	171,268	$1,790,908
Shares issued in reinvestment of distributions	111,301	1,084,292
Shares reacquired	(770,626)	(7,816,222)

Net increase (decrease) in shares outstanding	(488,057)	$(4,941,022)

Class Z
Six Months ended May 31, 2004:
Shares sold	30,884	$394,804
Shares issued in reinvestment of distributions	6,671	80,176
Shares reacquired	(345,174)	(4,326,644)

Net increase (decrease) in shares outstanding	(307,619)	$(3,851,664)

Year ended November 30, 2003:
Shares sold	309,386	$3,315,271
Shares issued in reinvestment of distributions	27,349	273,095
Shares reacquired	(516,412)	(5,410,067)

Net increase (decrease) in shares outstanding	(179,677)	$(1,821,701)

Note 7. Change in Independent Auditors

PricewaterhouseCoopers LLP was previously the independent auditors for the Fund. The decision to change the independent auditors was approved by the Audit Committee and by the Board of Directors in a meeting held on November 30, 2003, resulting in KPMG LLP’s appointment as independent auditors of the Fund.

The reports on the financial statements of the Fund audited by PricewaterhouseCoopers LLP through the year ended November 30, 2003 did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. There were no disagreements between the Fund and PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures.

Jennison Sector Funds, Inc./Jennison Financial Services Fund	21

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended May 31, 2004
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.88

Income/Loss from investment operations
Net investment income	.03
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.67

Total from investment operations	.70

Less Distributions
Dividends from net investment income	(.08)
Distributions from net realized gain on investment	(.06)

Total distributions	(.14)

Net asset value, end of period	$12.44

Total Return(a):	5.96%
Ratios/Supplemental Data:
Net assets, end of period (000)	$27,391
Average net assets (000)	$28,486
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(g)	1.49	%(d)
Expenses, excluding distribution and service (12b-1) fees	1.24	%(d)
Net investment income	.48	%(d)
For Class A, B, C and Z shares:
Portfolio turnover rate	30	%(h)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(b)	Less than $.005 per share.
(c)	Commencement of investment operations.
(d)	Annualized.
(e)	Based on average shares outstanding during the year.
(f)	Net of management fee waiver.
(g)	The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average net assets of the Class A shares.
(h)	Portfolio turnover for periods less than one full year are not annualized.

See Notes to Financial Statements.

22	Visit our website at www.jennisondryden.com

Class A
Year Ended November 30,					June 30, 1999(c) Through November 30, 1999
2003	2002	2001(e)	2000(e)

$10.58	$11.92	$11.11	$9.36		$10.00

.08	.04	.05	.08		—	(b)
1.60	(.76)	.86	1.67		(.64)

1.68	(.72)	.91	1.75		(.64)

—	—	(.10)	—		—
(.38)	(.62)	—	—		—

(.38)	(.62)	(.10)	—		—

$11.88	$10.58	$11.92	$11.11		$9.36

16.61%	(6.42)%	8.06%	18.80%		(6.40)%

$27,092	$27,084	$36,622	$28,801		$22,050
$25,604	$32,778	$36,447	$22,614		$21,235

1.57%	1.50%	1.45%	1.33	%(f)	1.58	%(d)(f)
1.32%	1.25%	1.20%	1.08	%(f)	1.33	%(d)(f)
.74%	.28%	.44%	.83	%(f)	.09	%(d)(f)

93%	65%	81%	85%		39	%(h)

See Notes to Financial Statements.

Jennison Sector Funds, Inc./Jennison Financial Services Fund	23

Financial Highlights

(Unaudited) Cont’d

	Class B
	Six Months Ended May 31, 2004
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.57

Income/Loss from investment operations
Net investment income (loss)	(.02)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.66

Total from investment operations	.64

Less Distributions
Distributions from net realized gain on investment	(.06)

Net asset value, end of period	$12.15

Total Return(a):	5.56%
Ratios/Supplemental Data:
Net assets, end of period (000)	$65,885
Average net assets (000)	$70,345
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	2.24	%(d)
Expenses, excluding distribution and service (12b-1) fees	1.24	%(d)
Net investment income	(.27	)%(d)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(b)	Less than $.005 per share.
(c)	Commencement of investment operations.
(d)	Annualized.
(e)	Based on average shares outstanding during the year.
(f)	Net of management fee waiver.

See Notes to Financial Statements.

24	Visit our website at www.jennisondryden.com

Class B
Year Ended November 30,					June 30, 1999(c) Through November 30, 1999
2003	2002	2001(e)	2000(e)

$10.39	$11.80	$11.00	$9.33		$10.00

— (b)	(.06)	(.04)	.01		(.02)
1.56	(.73)	.84	1.66		(.65)

1.56	(.79)	.80	1.67		(.67)

(.38)	(.62)	—	—		—

$11.57	$10.39	$11.80	$11.00		$9.33

15.73%	(7.11)%	7.27%	17.90%		(6.70)%

$68,888	$70,132	$91,892	$78,182		$50,252
$65,823	$83,029	$92,775	$59,442		$44,194

2.32%	2.25%	2.20%	2.08	%(f)	2.33	%(d)(f)
1.32%	1.25%	1.20%	1.08	%(f)	1.33	%(d)(f)
(.01)%	(.47)%	(.31)%	.09	%(f)	(.69	)%(d)(f)

See Notes to Financial Statements.

Jennison Sector Funds, Inc./Jennison Financial Services Fund	25

Financial Highlights

(Unaudited) Cont’d

	Class C
	Six Months Ended May 31, 2004
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.57

Income/Loss from investment operations
Net investment income (loss)	(.02)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.66

Total from investment operations	.64

Less Distributions
Distributions from net realized gain on investment	(.06)

Net asset value, end of period	$12.15

Total Return(a):	5.56%
Ratios/Supplemental Data:
Net assets, end of period (000)	$26,366
Average net assets (000)	$29,296
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	2.24	%(d)
Expenses, excluding distribution and service (12b-1) fees	1.24	%(d)
Net investment income	(.26	)%(d)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(b)	Less than $.005 per share.
(c)	Commencement of investment operations.
(d)	Annualized.
(e)	Based on average shares outstanding during the year.
(f)	Net of management fee waiver.

See Notes to Financial Statements.

26	Visit our website at www.jennisondryden.com

Class C
Year Ended November 30,					June 30, 1999(c) Through November 30, 1999
2003	2002	2001(e)	2000(e)

$10.39	$11.80	$11.00	$9.33		$10.00

— (b)	(.06)	(.04)	.01		(.02)
1.56	(.73)	.84	1.66		(.65)

1.56	(.79)	.80	1.67		(.67)

(.38)	(.62)	—	—		—

$11.57	$10.39	$11.80	$11.00		$9.33

15.73%	(7.11)%	7.27%	17.90%		(6.70)%

$28,820	$30,937	$44,119	$41,011		$26,939
$28,204	$38,005	$46,601	$30,639		$25,325

2.32%	2.25%	2.20%	2.08	%(f)	2.33	%(d)(f)
1.32%	1.25%	1.20%	1.08	%(f)	1.33	%(d)(f)
(.02)%	(.47)%	(.30)%	.09	%(f)	(.66	)%(d)(f)

See Notes to Financial Statements.

Jennison Sector Funds, Inc./Jennison Financial Services Fund	27

Financial Highlights

(Unaudited) Cont’d

	Class Z
	Six Months Ended May 31, 2004
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.98

Income/Loss from investment operations
Net investment income	.06
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.65

Total from investment operations	.71

Less Distributions
Dividends from net investment income	(.11)
Distributions from net realized gain on investment	(.06)

Total distributions	(.17)

Net asset value, end of period	$12.52

Total Return(a):	6.01%
Ratios/Supplemental Data:
Net assets, end of period (000)	$3,474
Average net assets (000)	$4,430
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.24	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.24	%(c)
Net investment income	.79	%(c)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(b)	Commencement of investment operations.
(c)	Annualized.
(d)	Based on average shares outstanding during the year.
(e)	Net of management fee waiver.

See Notes to Financial Statements.

28	Visit our website at www.jennisondryden.com

Class Z
Year Ended November 30,					June 30, 1999(b) Through November 30, 1999
2003	2002	2001(d)	2000(d)

$10.63	$11.95	$11.15	$9.36		$10.00

.11	.08	.08	.11		.01
1.62	(.78)	.86	1.68		(.65)

1.73	(.70)	.94	1.79		(.64)

—	—	(.14)	—		—
(.38)	(.62)	—	—		—

(.38)	(.62)	(.14)	—		—

$11.98	$10.63	$11.95	$11.15		$9.36

17.02%	(6.22)%	8.30%	19.10%		(6.40)%

$7,007	$8,131	$13,570	$9,753		$4,941
$6,851	$11,031	$12,855	$5,913		$4,972

1.32%	1.25%	1.20%	1.08	%(e)	1.33	%(c)(e)
1.32%	1.25%	1.20%	1.08	%(e)	1.33	%(c)(e)
.98%	.52%	.70%	1.13	%(e)	.35	%(c)(e)

See Notes to Financial Statements.

Jennison Sector Funds, Inc./Jennison Financial Services Fund	29

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment adviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the SEC’s website at http://www.sec.gov.

DIRECTORS
David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen D. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • William V. Healey, Chief Legal Officer • Maryanne Ryan, Anti-Money Laundering Compliance Officer •Lee D. Augsburger, Chief Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT ADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 14th Floor 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	State Street Bank and Trust Company	One Heritage Drive North Quincy, MA 02171

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19101

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	757 Third Avenue 10th Floor New York, NY 10017

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004

Jennison Financial Services Fund
Share Class	A	B	C	Z
NASDAQ	PFSAX	PUFBX	PUFCX	PFSZX
CUSIP	476294103	476294202	476294301	476294400

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter. The accompanying financial statements as of May 31, 2004 were not audited, and accordingly, no auditor’s opinion is expressed on them.

Quantitative Management Associates and Prudential Fixed Income are business units of Prudential Investment Management, Inc. (PIM), and Jennison Associates LLC is a subsidiary of PIM. Jennison Associates LLC and PIM are registered investment advisers. PIM is a subsidiary of Prudential Financial, Inc.

E-DELIVERY

To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Jennison Financial Services Fund
Share Class	A	B	C	Z
NASDAQ	PFSAX	PUFBX	PUFCX	PFSZX
CUSIP	476294103	476294202	476294301	476294400

MF188E2    IFS-A094329    Ed. 07/2004

Item 2	–	Code of Ethics — Not required as this is not an annual filing.

Item 3	–	Audit Committee Financial Expert – Not applicable with semi-annual filing

Item 4	–	Principal Accountant Fees and Services – Not applicable with semi-annual filing.

Item 5	–	Audit Committee of Listed Registrants – Not applicable.

Item 6	–	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7	–	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8	–	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 9	–	Submission of Matters to a Vote of Security Holders: None.

Item 10	–	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 11	–	Exhibits

(a)	Code of Ethics – Not applicable with semi-annual filing.

(b)	Certifications pursuant to Section 302 and 906 of the Sarbanes-Oxley Act – Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Jennison Sector Funds, Inc.

By (Signature and Title)*	/s/ William V. Healey
William V. Healey Chief Legal Officer

Date	July 30, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice President and Principal Executive Officer

Date	July 30, 2004

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres Treasurer and Principal Financial Officer

Date	July 30, 2004

*	Print the name and title of each signing officer under his or her signature.